COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.3

Exception Grades

Run Date - 1/23/2024 2:12:05 PM

SitusAMC Loan ID	Customer Loan ID	Dummy ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	XXXX	4350104419	28943811	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal	Reviewer Comment (2023-09-11): Received more recent field report with effective date matching appraisal.

Seller Comment (2023-09-07): Do not concur.  Please see page [redacted] of field review, it state effective date is [redacted] as does the grid at the top of page [redacted].  The date of the actual report on page [redacted] is later because it is the date the review appraiser completed it.  He is reviewing an already-completed appraisal, not re-determing value on a specific date.

Reviewer Comment (2023-09-06): Appraisal Effective date [redacted], Field Reviews have Effective dates of [redacted] and [redacted], not [redacted]. The desk reviews should have the same effective date as the appraisal.

Seller Comment (2023-08-31): Please see attached field review with corrected effective date.  Please note this was not a material issue, the dates were only weeks apart.
																			09/11/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	A	A	C	B	C	A	Non QM	Non QM	No
XXX	XXXX	4350104419			28944878			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	[redacted] Valuations Rule ([redacted]): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.					Reviewer Comment (2023-08-30): Documentation provided. Exception cleared. Seller Comment (2023-08-29): Proof Appraisals sent and received by borrower	08/30/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	B	A	A	C	B	C	A	Non QM	Non QM	No
XXX	XXXX	4350104419			28944880			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act ([redacted]): [redacted]disclosure was not provided to the Borrower					Reviewer Comment (2023-09-28): Invoice provided for Processing from [redacted] party. Seller Comment (2023-09-26): Is there a specific document for [redacted] disclosure? Discount Points do not appear to be bona-fide per the predatory testing documents sent. Loan appears to show a failure on your end because of the [redacted] Party Processing fee which should not be included in [redacted] [redacted]% testing, Invoice sent showing paid to [redacted] party and CD shows accurate service provide matching Invoice	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	A	A	C	B	C	A	Non QM	Non QM	No
XXX	XXXX	4350104419			28944881			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of [redacted]% of the amount past due or grace period of less than [redacted]days.					Reviewer Comment (2023-09-28): Invoice provided for Processing from [redacted] party. Seller Comment (2023-09-26): Discount Points do not appear to be bona-fide per the predatory testing documents sent. Loan appears to show a failure on your end because of the [redacted] Party Processing fee which should not be included in [redacted] [redacted]% testing, Invoice sent showing paid to [redacted] party and CD shows accurate service provide matching Invoice	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	A	A	C	B	C	A	Non QM	Non QM	No
XXX	XXXX	4350104419			28944882			Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of [redacted]% is in excess of the allowable maximum of [redacted]% of the Federal Total Loan Amount. Points and Fees of $[redacted] on a Federal Total Loan Amount of $[redacted] vs. an allowable total of $[redacted] (an overage of $[redacted] or .[redacted]%). Non-Compliant High Cost Loan.					Reviewer Comment (2023-09-28): Invoice provided for Processing from [redacted] party. Seller Comment (2023-09-25): Disagree loan passes [redacted] Anti-Predatory Lending Statute: Points and Fees. Compliance Testing attached	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
XXX	XXXX	4350104419			28944883			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (2015 Counseling Requirement)	Truth in Lending Act ([redacted]): Pre-loan counseling requirements not met.					Reviewer Comment (2023-09-28): Invoice provided for Processing from [redacted] party. Seller Comment (2023-09-26): Discount Points do not appear to be bona-fide per the predatory testing documents sent. Loan appears to show a failure on your end because of the [redacted] Party Processing fee which should not be included in [redacted] [redacted]% testing, Invoice sent showing paid to [redacted] party and CD shows accurate service provide matching Invoice	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	A	A	C	B	C	A	Non QM	Non QM	No
XXX	XXXX	4350104419			28944884			Compliance	Compliance	Federal Compliance	TILA	Federal [redacted] Compensation Dual Compensation [redacted] Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.					Reviewer Comment (2023-09-28): Invoice provided for Processing from [redacted] party. Seller Comment (2023-09-26): Please provide further explanation as there is only a lender paid compensation on the CD.	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	A	A	C	B	C	A	Non QM	Non QM	No
XXX	XXXX	4350104419			28944885			Compliance	Compliance	State Compliance	State Defect	(State High Cost) Texas High-Cost Loan (Points and Fees)	Texas Anti-Predatory Lending Statute: Points and Fees on subject loan of [redacted]% is in excess of the allowable maximum of [redacted]% of the Total Loan Amount. Points and Fees total $[redacted] on a Total Loan Amount of $[redacted] vs. an allowable total of $[redacted](an overage of $[redacted] or .[redacted]%). Compliant High Cost Loan.					Reviewer Comment (2023-09-28): Invoice provided for Processing from [redacted] party. Seller Comment (2023-09-25): Disagree loan passes [redacted] Anti-Predatory Lending Statute: Points and Fees. Compliance Testing attached	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	No obvious cure	C	B	A	A	C	B	C	A	Non QM	Non QM	No
XXX	XXXX	4350104419			28944903			Compliance	Compliance	Federal Compliance	TRID Defect	[redacted] [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	[redacted] Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Lender Inspection Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $[redacted] , a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2023-08-30): Documentation provided. Exception cleared. Seller Comment (2023-08-29): [redacted] and corresponding LE with Final Inspection fee added	08/30/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
XXX	XXXX	4350104419	29031128	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	[redacted] Valuations Rule ([redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Do not have evidence of delivery of most recent appraisal product provided.	Reviewer Comment (2023-11-03): Delivery received

Seller Comment (2023-11-02): Please see attached printout from our system (pages [redacted]&[redacted])  showing that valuation docs were sent to borrower on [redacted] and [redacted] and viewed on [redacted] & [redacted], well within the required time period

Seller Comment (2023-10-31): This is an [redacted] exception, please waive

Reviewer Comment (2023-10-23): we need the initial appraisal showing a report date prior to delivery to the client to clear this exception

Seller Comment (2023-10-20): Please see attached printout from our records showing that revised appraisal was emailed to borrower.  Note that it was a clerical change to review appraisal, not a material change.

Seller Comment (2023-10-19): Seller requests buyer review: Non-material [redacted]
																			11/03/2023			1		A		A		A		A		A		XX	Primary	Purchase		C	B	A	A	C	B	C	A	Non QM	Non QM	No
XXX	XXXX	4350104419			29385232			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	[redacted] Valuations Rule ([redacted]): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.					Reviewer Comment (2023-11-22): Waived per seller request. Seller Comment (2023-11-15): Yes, please waive. Reviewer Comment (2023-11-13): Please indicate if you wish to Waive this exception. It will remain an [redacted]. Seller Comment (2023-11-08): Agree - revised appraisal was not sent within [redacted] days of closing			11/22/2023	2		B		B		B		B		B		XX	Primary	Purchase		C	B	A	A	C	B	C	A	Non QM	Non QM	No
XXX	XXXX	4350104419			29385233			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	[redacted] Appraisal Rule ([redacted]): Creditor did not provide a copy of revised valuation to applicant [redacted] business days prior to consummation.					Reviewer Comment (2023-11-22): Waived per seller request. Seller Comment (2023-11-15): Yes, please waive. Reviewer Comment (2023-11-13): Please indicate if you wish to Waive this exception. It will remain an [redacted]. Seller Comment (2023-11-08): Agree - revised appraisal was not sent within [redacted] days of closing			11/22/2023	2		B		B		B		B		B		XX	Primary	Purchase		C	B	A	A	C	B	C	A	Non QM	Non QM	No
XXX	XXXX	4350104424			29105225			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2023-10-10): Received	10/10/2023			1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104424	29105664	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [redacted]): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Reviewer Comment (2023-10-18): Receipt of appraisal provided and associated.
Evidence appraisal was sent to the borrower [redacted].

Seller Comment (2023-10-11): Please see the attached email sent to the borrower in [redacted]- both appraisals were attached to the email for borrower to acknowledge --A credit was added to the file and since it's a jumbo loan, credit was added to the appraisal.  This was completed [redacted] but no valuation was added since it was a clerical update.
Second email of updated appraisal was sent to borrower [redacted] - copy of that is now attached.

Reviewer Comment (2023-10-10): Evidence appraisal was sent to the borrower [redacted] however the appraisal provided in the loan file was dated [redacted].

Seller Comment (2023-10-04): receipt of appraisal provided
																			10/18/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104424			29106379			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank [redacted]): Borrower waived right to receive a copy of the appraisal at least [redacted] business days prior to closing, and appraisal was not provided at or before closing.	Appraisal Waiver is with signature date of [redacted]. Preliminary appraisal report is dated [redacted].				Reviewer Comment (2023-10-10): One of the appraisals was provided to the borrower. Seller Comment (2023-10-04): receipt of appraisal provided	10/10/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104424			29106380			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank [redacted]): Borrower waived right to receive a copy of the appraisal at least [redacted] business days prior to closing, and appraisal was not provided at or before closing.	Appraisal Waiver is with signature date of [redacted]. Preliminary appraisal report is dated [redacted].				Reviewer Comment (2023-10-10): Received Seller Comment (2023-10-04): receipt of appraisal provided	10/10/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104424			29120739			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has unverifiable housing history due to some payments being made in cash.	The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrower has verified disposable income of at least $[redacted].	Lender Compensating Factor. Lender Compensating Factor. Lender Compensating Factor.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-09-29): Lender Exception with Compensating Factors. Reviewer Comment (2023-09-29): Lender Compensating Factor.			09/29/2023	2	B	B	B	B	B	B	B	B	B	B		XX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104424	29120784	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Guidelines do not allow the use of the Appraisal waiver for the [redacted] day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.	Reviewer Comment (2023-10-18): Receipt of appraisal provided and associated. Appraisal was sent to the borrower [redacted].

Seller Comment (2023-10-11): Please see the attached email sent to the borrower in [redacted]- both appraisals were attached to the email for borrower to acknowledge --A credit was added to the file and since it's a jumbo loan, credit was added to the appraisal.  This was completed [redacted] but no valuation was added since it was a clerical update.
Second email of updated appraisal was sent to borrower [redacted] - copy of that is now attached.

Reviewer Comment (2023-10-10): Evidence appraisal was sent to the borrower [redacted] however the appraisal provided in the loan file was dated [redacted].

Seller Comment (2023-10-04): receipt of appraisal provided
																			10/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104424			29120873			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Amount not listed on title.				Reviewer Comment (2023-10-10): Received Seller Comment (2023-10-04): Title policy provided	10/10/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104421			29104208			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points was last disclosed as $[redacted] on LE but disclosed as $[redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $[redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2023-10-06): [redacted] received valid COC. Seller Comment (2023-10-05): Disagree - Approved COC for the Discount Points increase (Fee for Rate Selected) found in file. Please review attached COC and Loan Summary Report.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104421	29104209	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $[redacted] on LE but disclosed as $[redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $[redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (2023-10-27): [redacted] received VCC.

Reviewer Comment (2023-10-27): [redacted] received invoice, but receiving invoice is not valid reason for increase of fee. In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2023-10-25): Appraisal Fee charged $[redacted], please see Appraisal Invoice attached.

Reviewer Comment (2023-10-06): [redacted] received Changed Circumstance dated [redacted], but it does not give sufficient information on why the fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2023-10-05): Disagree - Approved COC for the Appraisal Fee increase from $[redacted] to $[redacted] found in file. Please review attached COC.
																			10/27/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104421	29104210	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Lender Inspection Fee was last disclosed as $[redacted] on LE but disclosed as $[redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $[redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made	Reviewer Comment (2023-11-13): [redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2023-11-10): Restitution Documents have been provided.

Reviewer Comment (2023-10-27): [redacted] cure provided at closing is $[redacted] and cure required for lender inspection fee is $[redacted]. No valid COC for $[redacted] available in file.  Please provide valid COC or additional cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2023-10-25): Final Inspection Fee $[redacted]. Lender Cure Credit in the amount of $[redacted] was provided to the borrower at closing for under disclosed Final Lender Inspection. Please see attached Final CD and Final Inspection Invoice.

Reviewer Comment (2023-10-06): [redacted] no COC received for addition of final lender inspection fee on CD dated [redacted]. Please provide valid COC with sufficient information on why the fee was added or cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2023-10-05): Disagree - Approved COC for the Final Lender Inspection of $[redacted] found in file. Lender Cure Credit in the amount of $[redacted] was provided to the borrower at closing for under disclosed Final Lender Inspection. Please see Predatory Compliance Worksheet and COC History attached.
																				11/13/2023		2	C	B	C	B	C	B	C	B	C	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104421			29104218			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after [redacted] declared end date.				Reviewer Comment (2023-10-12): Post-close disaster inspection provided to verify no damage to the property. Seller Comment (2023-10-10): Post Disaster Inspection has been received and provided.	10/12/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104421			29104226			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing from loan file.				Reviewer Comment (2023-10-12): Documentation provided, condition is cleared. Seller Comment (2023-10-04): Fraud Guard Report has been provided.	10/12/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104423			29133952			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing.				Reviewer Comment (2023-10-18): E-sign Consent Agreement received and verified the details. Exception Cleared. Seller Comment (2023-10-10): E Consent Document attached	10/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104423			29134839			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank (Redacted)): Borrower waived right to receive a copy of the appraisal at least three ((Redacted)) business days prior to closing, and appraisal was not provided at or before closing.	Ineligible for waiver. Provide evidence the borrower received a copy of the appraisal at least (Redacted)business days prior to closing.				Reviewer Comment (2023-10-18): Delivery provided. Reviewer Comment (2023-10-18): We have appraisal notice stating appraisal report is sent to borrower however we need ECOA signed at closing acknowledging their receipt on the valuation (Redacted) days prior to closing. Exception remains. Seller Comment (2023-10-10): See evidence of Appraisal received by the borrower.	10/18/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104423			29134840			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML (Redacted) Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of (Redacted)% or Final Disclosure APR of (Redacted)% is equal to or greater than the threshold of APOR (Redacted)% + (Redacted)%, or (Redacted)%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-10-18): Delivery provided. Seller Comment (2023-10-10): See evidence of Appraisal received by the borrower.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104423			29134841			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank (Redacted)): Creditor did not provide a copy of each valuation to applicant three ((Redacted)) business days prior to consummation.					Reviewer Comment (2023-10-18): Delivery provided.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104423			29134844			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of $(Redacted) exceeds tolerance of $(Redacted). Sufficient or excess cure was provided to the borrower at Closing.	Fee added with no valid change of circumstance. Provide cure with letter of explanation and corrected Closing Disclosure or evidence of valid change.				Reviewer Comment (2023-10-03): Sufficient Cure Provided At Closing		10/03/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104423			29134856			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure (Redacted) on a first lien purchase transaction did not disclose any Seller paid fees/charges on page (Redacted). (Points and Fees testing limited to Borrower paid fees.)	Final Closing Disclosure (Redacted) on a first lien purchase transaction did not disclose any Seller paid fees/charges on page (Redacted). Also Seller CD is missing.				Reviewer Comment (2023-10-12): (Redacted) received Seller CD Seller Comment (2023-10-10): Seller CD attached	10/12/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104423			29136025			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial Lender 1003 is missing				Reviewer Comment (2023-10-18): Initial Lender 1003 is received and signed by borrower. Exception Cleared. Seller Comment (2023-10-10): Initial Application Attached	10/18/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104423			29162138			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Miscellaneous" exception stating : " Guidelines do not allow the use of the Appraisal waiver for the (Redacted) day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.				Reviewer Comment (2023-10-18): Received document with appraisal delivery date. Exception cleared. Seller Comment (2023-10-10): See evidence of Appraisal received by the borrower.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104430			29213059			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing Insurance Verification				Reviewer Comment (2023-11-15): Exception Cleared: Received HOI document Seller Comment (2023-11-14): A copy of the HOI Policy Declarations for the property at [redacted]. has been obtained post consummation and is attached. This confirms that the HOI document that was previously provided from the file was for the property in question. Reviewer Comment (2023-10-27): Provided renewal bill does not show the property address. Exception remains Seller Comment (2023-10-24): Attached from the file is documentation confirming HOI for property located at [redacted]	11/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104430			29213074			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2023-10-26): Email notification to Borrower received & updated. Exception Cleared. Seller Comment (2023-10-19): Sent Email notification Borrower received Appraisal Report	10/26/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104430			29213075			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2023-10-26): Email notification to Borrower received & updated. Exception Cleared. Seller Comment (2023-10-19): Sent Email notification Borrower received Appraisal Report	10/26/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104430			29213083			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Compliant Higher Priced Mortgage Loan.	APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2023-11-01): Document received Seller Comment (2023-10-26): This product is HPML eligible and based upon the loan amount the [redacted] percent points should be utilized for testing.	11/01/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104430			29213088			Property	Appraisal	Appraisal Reconciliation	Appraisal	Missing secondary valuation viaDesk Review, Field Review, or 2nd URAR, as required by client.		Missing secondary valuation via Desk Review, Field Review, or 2nd URAR.				Reviewer Comment (2023-10-26): Desk review received & updated in clarity. Exception cleared. Seller Comment (2023-10-19): Sent Desktop Review Documents	10/26/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104427			29228193			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2023-10-20): Final title policy is provided, policy insurance coverage is same as loan amount. Exception cleared. Seller Comment (2023-10-17): [redacted] final title policy provided please review.	10/20/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104427			29228271			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three ([redacted] ) business days prior to consummation.				Reviewer Comment (2023-10-20): Exception Cleared: Proof of appraisal delivery document received. Seller Comment (2023-10-17): Valuation document tracking and loan summary report provided - document was sent electronically to the borrower.	10/20/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104427			29248186			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Name of employment does not match name on the bank statements vs LOE. Clarification required for [redacted] vs [redacted].				Reviewer Comment (2023-11-02): Documentation provided to support name of business. Seller Comment (2023-10-27): Disagree. The borrower's business is [redacted] & [redacted] as listed on the loan application and all [redacted] bank statements. The LOE in the file referencing[redacted] states the borrower sold his business named [redacted][redacted] & [redacted] to [redacted] . The LOE states [redacted] & [redacted] was closed and the assets sold. Documentation has been provided showing the borrower does not own [redacted].	11/02/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104427			29248275			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		Guidelines do not provide an LTV for Investment properties. Bank statement income documentation Guides reflect Primary and Secondary Residences only, not Non-Owner Occupied properties.				Reviewer Comment (2023-10-31): Updated matrix received details updated. Exception Cleared. Seller Comment (2023-10-27): Disagree. The [redacted] product guideline #[redacted] can be used for primary, second homes and investment properties. The maximum LTV for an investment property purchase with a credit score of at least [redacted] is [redacted] %; the loan meets this requirement. The guideline effective at the time of the loan has been provided.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104427			29248276			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.		Guidelines do not provide an CLTV for Investment properties. Bank statement income documentation Guides reflect Primary and Secondary Residences only, not Non-Owner Occupied properties.				Reviewer Comment (2023-10-31): Updated matrix received details updated. Exception Cleared. Seller Comment (2023-10-27): Disagree. The [redacted] product guideline #[redacted] can be used for primary, second homes and investment properties. The maximum LTV for an investment property purchase with a credit score of at least [redacted]is [redacted] %; the loan meets this requirement. The guideline effective at the time of the loan has been provided.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104427			29248277			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Occupancy discrepancy.		Bank statement income documentation Guides reflect Primary and Secondary Residences only, not Non-Owner Occupied properties.				Reviewer Comment (2023-10-31): Updated matrix received details updated. Exception Cleared. Seller Comment (2023-10-27): Disagree. The [redacted] product guideline #[redacted] can be used for primary, second homes and investment properties. The guideline effective at the time of the loan has been provided.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104429			29263989			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Occupancy discrepancy.		Subject loan is an investment property. Guidelines do not allow for investment properties when using the bank statement income program.				Reviewer Comment (2023-10-31): Updated matrix received details updated. Exception Cleared. Seller Comment (2023-10-27): Current Guidelines	10/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104429			29264117			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		Calculated loan to value percentage of [redacted]% exceeds Guideline loan to value percentage of [redacted]%.				Reviewer Comment (2023-10-31): Updated matrix received details updated. Exception Cleared. Seller Comment (2023-10-27): Current Guidelines	10/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104429			29264118			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.		Calculated combined loan to value percentage of [redacted]% exceeds Guideline combined loan to value percentage of [redacted]%.				Reviewer Comment (2023-10-31): Updated matrix received details updated. Exception Cleared. Seller Comment (2023-10-27): Current Guidelines	10/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104438	29254345	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Required complete [redacted] months of bank statement.	Reviewer Comment (2023-11-06): [redacted] Bank Statements not require for [redacted] account#[redacted] as account funds not used for closing or reserve, as reserve requirement already fulfilled by another account #[redacted] and designated document available in file. Hence, Exception Cleared.

Seller Comment (2023-11-02): There were [redacted] months bank statements for [redacted] account ending in #[redacted] in the file and attached, although the statement for the month of [redacted] did not cover the whole month. The funds from this account were not needed for closing or reserves as borrower had sufficient other assets documented and available. The amount of assets in this account were approximately [redacted]% of borrower's monthly qualifying income and not needed to complete the subject transaction.

Reviewer Comment (2023-11-01): Received bank statement is only for [redacted] month, Required [redacted] months bank statement for [redacted] account no. [redacted]. Exception Remains.

Seller Comment (2023-10-31): [redacted] months bank statements for [redacted] account ending in #[redacted] were in the file and are attached.

Reviewer Comment (2023-10-31): As per non-agency underwriting guidelines for Checking/Savings account [redacted] months most recent statements or Verification of Deposit are required. Exception Remains.

Seller Comment (2023-10-27): Current Guidelines
																			11/06/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104438			29254546			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Collateral Desktop Analysis Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2023-10-17): Sufficient Cure Provided At Closing		10/17/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104438	29279118	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The fraud report reflects a lender on the property and hazard shows a mortgagee. Provide evidence there is not a lien against the property.	Reviewer Comment (2023-10-31): Received Property history report and Letter of Explanation to verify the property is free & clear. Exception clear.

Seller Comment (2023-10-27): Attached from the file is the Property Details Report confirming the property at [redacted]. is owned free and clear. Home was purchased [redacted] with mortgage and the mortgage was paid off and released [redacted]. Page [redacted] of PDF attachment shows the financing details at time of purchase and pages [redacted] confirm release of the mortgage. Borrower LOX stated that insurance company wasn't notified to update the HOI policy to remove lender name upon release of the mortgage.
																			10/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104438			29279171			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Payment history on borrower's exit residence missing. Hazard reflects a mortgagee and the fraud report reflected a loan/lender associated with the property.				Reviewer Comment (2023-10-31): Received Property history report, pay history and Letter of Explanation to verify the property is now free & clear and Verification of mortgage history from [redacted] is verified with no late payments. Exception clear. Seller Comment (2023-10-27): Payment history on exit residence was reported on credit report. Attached credit report pages confirm satisfactory payment history from [redacted]. Property is now owned free and clear per the property detail report.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104434			29262634			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject loan is an investment property. Guidelines do not allow for investment properties when using the bank statement income program.				Reviewer Comment (2023-11-06): Guidelines provided. AUS tab updated. Seller Comment (2023-11-01): Comments state that exception has been cleared, but the system still shows as an open issue. Please clear Reviewer Comment (2023-10-31): Details updated as per matrix. Exception Cleared. Seller Comment (2023-10-27): Current Guidelines	11/06/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104434			29279356			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Occupancy discrepancy.		Guidelines do not allow for Investment properties on the Bank Statement Income Program.				Reviewer Comment (2023-10-31): Details updated as per matrix. Exception Cleared. Seller Comment (2023-10-27): Current Guidelines	10/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104425			29255094			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [redacted]): Creditor did not provide a copy of each valuation to applicant [redacted]([redacted]) business days prior to consummation.					Reviewer Comment (2023-11-02): Delivery received Seller Comment (2023-10-27): The [redacted]Appraisals were provided to borrower electronically. Please see the Valuations Tracking report attached. Reviewer Comment (2023-10-27): There are [redacted]appraisals. Evidence received that primary appraisal was sent to borrower. Need evidence of [redacted]appraisal provided to borrower at least [redacted]business days prior to consummation. Exception Remains Seller Comment (2023-10-24): Appraisal was provided to borrower electronically. Please see attached Loan summary report.	11/02/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104425			29255105			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence [redacted]Lien	TRID Final Closing Disclosure [redacted] on a [redacted]lien purchase transaction did not disclose any Seller paid fees/charges on page [redacted]. (Points and Fees testing limited to Borrower paid fees.)	Closing Disclosure [redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page [redacted]				Reviewer Comment (2023-10-26): [redacted]received Seller CD Seller Comment (2023-10-24): Please review Seller CD attached.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104425			29255194			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount is blank.				Reviewer Comment (2023-10-27): Final Title Policy received, exception cleared Seller Comment (2023-10-24): Please find attached the Final Title Policy.	10/27/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104425			29255196			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		Final Title Policy is missing				Reviewer Comment (2023-11-02): Provided.	11/02/2023			1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104425			29257173			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Account statement with verification of tax and insurance escrow was not provided.				Reviewer Comment (2023-10-31): Received Mortgage statement ,tax and insurance verification for the below mentioned properties Address: [redacted] ,Address:[redacted], Address: [redacted], Address: [redacted],Address: [redacted]. Exception Clear. Seller Comment (2023-10-26): See attached PITI(A) for all properties.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104425			29257204			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Account statement with verification of tax and insurance escrow was not provided for REO properties.				Reviewer Comment (2023-10-31): Received Mortgage statement ,tax and insurance verification for the below mentioned properties Address: [redacted] ,Address:[redacted], Address: [redacted], Address: [redacted],Address: [redacted]. Exception Clear. Seller Comment (2023-10-26): See attached PITI(A) for all properties.	10/31/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104425			29257206			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank [redacted]): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Account statement with verification of tax and insurance escrow was not provided for REO properties.				Reviewer Comment (2023-10-31): Received Mortgage statement ,tax and insurance verification for the below mentioned properties Address: [redacted] ,Address:[redacted], Address: [redacted], Address: [redacted],Address: [redacted]. Exception Clear. Seller Comment (2023-10-26): See attached PITI(A) for all properties.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104425			29257207			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Account statement with verification of tax and insurance escrow was not provided for REO properties.				Reviewer Comment (2023-10-31): Received Mortgage statement ,tax and insurance verification for the below mentioned properties Address: [redacted] ,Address:[redacted], Address: [redacted], Address: [redacted],Address: [redacted]. Exception Clear. Seller Comment (2023-10-26): See attached PITI(A) for all properties.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104425			29257242			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank [redacted]): Based on the loan failing [redacted]or more guideline components, the loan is at ATR risk.	Account statement with verification of tax and insurance escrow was not provided for REO properties.				Reviewer Comment (2023-10-31): Received Mortgage statement ,tax and insurance verification for the below mentioned properties Address: [redacted] ,Address:[redacted], Address: [redacted], Address: [redacted],Address: [redacted]. Exception Clear. Seller Comment (2023-10-26): See attached PITI(A) for all properties.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104431			29252653			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is an [Redacted], which is not allowed by guidelines. XXXX Guidelines do not provide perimeters for [Redacted]. Guidelines and Matrix for XXXX properties with [Redacted] required.				Reviewer Comment (2023-11-02): Updated Guidelines provided. Seller Comment (2023-10-27): Current Guidelines	11/02/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104433			29335167			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank [Redacted] ): Borrower waived right to receive a copy of the [Redacted] at least [Redacted] business days prior to [Redacted], and [Redacted] was not provided at or before [Redacted] .	Verification [Redacted] was delivered to borrower was not provided.				Reviewer Comment (2023-11-01): Delivery received Seller Comment (2023-11-01): This is an [Redacted] finding, please waive Reviewer Comment (2023-11-01): [Redacted] waived right to receive a copy of the [Redacted] at least [Redacted] business days prior to [Redacted] , and [Redacted] was not provided at or before closing for [Redacted] [Redacted] . Exception Remains. Seller Comment (2023-10-30): [Redacted] report and [Redacted] validation provided- [Redacted] sent [Redacted] to the [Redacted]	11/01/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104433			29335168			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank [Redacted] ): Borrower waived right to receive a copy of the [Redacted] at least [Redacted] business days prior to [Redacted], and [Redacted] was not provided at or before [Redacted] .	Verification [Redacted] was delivered to borrower was not provided.				Reviewer Comment (2023-11-01): Received [Redacted] is acceptable for [Redacted] [Redacted] . Exception Cleared. Seller Comment (2023-10-30): [Redacted] report and [Redacted] validation provided- [Redacted] sent [Redacted] to the [Redacted]	11/01/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104433			29335169			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML [Redacted] Non Compliant	Federal Higher-Priced Mortgage Loan: [Redacted] on [Redacted] loan of [Redacted] % or [Redacted] [Redacted] of [Redacted]% is equal to or greater than the threshold of [Redacted] [Redacted] % + [Redacted]%, or [Redacted]%. [Redacted].					Reviewer Comment (2023-11-01): Delivery received Seller Comment (2023-10-30): This product is [Redacted] eligible .	11/01/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104433			29335170			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank [Redacted]): [Redacted] did not provide a copy of each [Redacted] to applicant [Redacted] business days prior to [Redacted].	Verification [Redacted] was delivered to borrower was not provided.				Reviewer Comment (2023-11-01): Delivery received Reviewer Comment (2023-11-01): [Redacted] did not provide a copy of each [Redacted] to applicant [Redacted] business days prior to [Redacted] for [Redacted] [Redacted] . Provided [Redacted] report and [Redacted] is not acceptable. Exception Remains. Seller Comment (2023-10-30): [Redacted] report and [Redacted] validation provided- [Redacted] sent [Redacted] to the [Redacted]	11/01/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104433			29335171			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank [Redacted] ): [Redacted] did not provide a copy of each [Redacted] to applicant [Redacted] business days prior to consummation.	Verification [Redacted] was delivered to borrower was not provided.				Reviewer Comment (2023-11-01): Delivery received Seller Comment (2023-10-30): [Redacted] report and [Redacted] validation provided- [Redacted] sent [Redacted] to the [Redacted]	11/01/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104433			29335179			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [Redacted] exceeded for [Redacted]. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted] . Sufficient or excess cure was provided to the [Redacted] at [Redacted] .	[Redacted] was last disclosed as $[Redacted] on [Redacted] but disclosed as $[Redacted] on [Redacted]. File does not contain a valid [Redacted] for this fee, nor evidence of cure in file. Provide a [Redacted] disclosing the tolerance cure to include $[Redacted], a copy of [Redacted], [Redacted], and a copy of the [Redacted] sent to the borrower [Redacted] the changes made.				Reviewer Comment (2023-10-25): Sufficient Cure Provided At Closing		10/25/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104432	29335335	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing Insurance Verification	Reviewer Comment (2023-11-13): LOE provided.

Seller Comment (2023-11-08): In response to your request is a letter obtained post-consummation from the borrower that states he does not have insurance on the property at [redacted]., [redacted], [redacted][redacted].

There was no HOI disclosed by borrower on the application and since property was owned free and clear, a separate letter was not initially requested.

Reviewer Comment (2023-11-02): LOE being provided states the borrower has no HOA dues, not HOI. Hazard exception remains.

Reviewer Comment (2023-10-31): Insurance document for REO Address: [redacted], [redacted], [redacted] has not received. hence exception remains.

Seller Comment (2023-10-30): There is no HOI for the property at [redacted]., [redacted], [redacted]. The property is owned free and clear of any mortgage liens. Borrower disclosed no HOI or HOA on the property, leaving only property taxes. As there are no mortgage liens on the property, borrower would not be required to carry HOI on the property.
																			11/13/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104432			29335443			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] ([redacted]) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant [redacted] ([redacted]) business days prior to consummation.				Reviewer Comment (2023-11-02): Delivery received Seller Comment (2023-10-31): Certification of Receipt of Appraisal has been received and provided. Please review attached document. Seller Comment (2023-10-31): This is an EV2 exception, please waive	11/02/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Second Home	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104432			29335444			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] ([redacted]) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant [redacted] ([redacted]) business days prior to consummation.				Reviewer Comment (2023-11-02): Delivery received Seller Comment (2023-10-31): Certification of Receipt of Appraisal has been received and provided. Please review attached document. Seller Comment (2023-10-31): This is an EV2 exception, please waive	11/02/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Second Home	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104432			29335446			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing.				Reviewer Comment (2023-11-02): Documentation provided. Seller Comment (2023-10-31): E-Sign Consent Agreement and E-sign Evidence Summary have been received and provided. Please review attached.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104437	29378573	Credit	Income / Employment	Income Documentation	Income / Employment	[redacted] Missing:	-	Loan file is missing validation of a minimum of [redacted] years existence and ownership of the business from one of the following: Business License, Letter from Tax Professional, Secretary of State Filing or equivalent. Partnership Agreement in file dated [redacted] which is less than [redacted] years verification.	Reviewer Comment (2023-11-30): Received verification of entity registration date and good standing.

Seller Comment (2023-11-21): Concur, could not locate a copy of business license, [redacted]letter , or [redacted] of State Filing in the file to evidence the [redacted] year existence/ownership of the business in the file. The Partnership Agreement in the file shows REVISED [redacted], the revision date is not the same as the origination date of the business.

See attached printout obtained post-consummation from the [redacted] Department of Financial Institutions confirming the registered effective date of the business was [redacted] to verify minimum [redacted] year history. The credit report also shows the business in effect in [redacted].

Seller Comment (2023-11-21): Concur, could not locate a copy of business license, [redacted] letter , or [redacted] of State Filing in the file to evidence the [redacted] year existence/ownership of the business in the file. The Partnership Agreement in the file shows REVISED [redacted], the revision date is not the same as the origination date of the business.

See attached printout obtained post-consummation from the XXXX confirming the registered effective date of the business was XXXX to verify minimum two year history. The credit report also shows the business in effect in 2018.
																			11/30/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104437			29379042			Compliance	Compliance	Federal Compliance	TRID	[redacted] [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	[redacted] Integrated Disclosure: [redacted]Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-11-03): Sufficient Cure Provided At Closing		11/03/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104437			29382661			Credit	Credit	Miscellaneous	Guideline	[redacted] Exception:		An [redacted] search of the business is required to support the business narrative.				Reviewer Comment (2023-11-30): Received Seller Comment (2023-11-21): Attached is a printout of the [redacted] search performed prior to loan consummation that supports the business narrative.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104437	29383249	Credit	Income / Employment	Income Documentation	Income / Employment	[redacted] documentation requirements not met.	Loan file missing evidence of [redacted] years self employment and [redacted] search to support Business Narrative.	Reviewer Comment (2023-11-30): Received

Seller Comment (2023-11-21): Unable to locate copy of business license, [redacted] letter , or [redacted] of State Filing to evidence the [redacted] year existence/ownership of the business. The Partnership Agreement in the file shows it was REVISED [redacted], and supports it was not the origination date of the business. See attached printout obtained post-consummation from the [redacted] Department of Financial Institutions confirming the registered effective date of the business was [redacted] to verify [redacted] year history.

Also attached is a printout of the internet search performed prior to loan consummation that supports the business narrative.
																			11/30/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104437	29383255	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - [redacted]Risk	Ability to Repay ([redacted]): Originator Loan Designation of Non [redacted] does not match Due Diligence Loan Designation of [redacted] Risk.	[redacted] exception. Loan file missing evidence of [redacted] years self employment and [redacted] search to support Business Narrative.	Reviewer Comment (2023-11-30): Received

Seller Comment (2023-11-21): Concur, could not locate a copy of business license, [redacted] letter , or [redacted] of State Filing in the file to evidence the [redacted] year existence of the business in the file. The Partnership Agreement in the file shows REVISED [redacted], the revision date is not the same as the origination date of the business.

See attached printout obtained post-consummation from the [redacted] Department of Financial Institutions confirming the registered effective date of the business was [redacted] to verify minimum [redacted] year history. The credit report also shows the business in effect in [redacted].
																			11/30/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104437	29383256	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - [redacted] Impact	Ability to Repay ([redacted]): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	[redacted] exception. Loan file missing evidence of [redacted] years self employment and [redacted] search to support Business Narrative.	Reviewer Comment (2023-11-30): Received

Seller Comment (2023-11-21): Concur, could not locate a copy of business license, [redacted] letter , or [redacted] of State Filing in the file to evidence the [redacted] year existence of the business in the file. The Partnership Agreement in the file shows REVISED [redacted], the revision date is not the same as the origination date of the business.

See attached printout obtained post-consummation from the [redacted] Department of Financial Institutions confirming the registered effective date of the business was [redacted] to verify minimum [redacted] year history. The credit report also shows the business in effect in [redacted].

Attached is a printout of the [redacted] search performed prior to loan consummation that supports the business narrative.
																			11/30/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104437	29383265	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay ([redacted]): Based on the loan failing [redacted] or more guideline components, the loan is at [redacted] risk.	[redacted] exception. Loan file missing evidence of [redacted] years self employment and [redacted] search to support Business Narrative.	Reviewer Comment (2023-11-30): Received

Seller Comment (2023-11-21): Concur, could not locate a copy of business license, [redacted] letter , or [redacted] of State Filing in the file to evidence the [redacted] year existence of the business in the file. The Partnership Agreement in the file shows REVISED [redacted], the revision date is not the same as the origination date of the business.

See attached printout obtained post-consummation from the [redacted] Department of Financial Institutions confirming the registered effective date of the business was [redacted] to verify minimum [redacted] year history. The credit report also shows the business in effect in [redacted].

Attached is a printout of the [redacted] search performed prior to loan consummation that supports the business narrative.
																			11/30/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104439			29405254			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2023-11-15): Final title provided.	11/15/2023			1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104439			29405270			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title supplement with title policy amount is required.				Reviewer Comment (2023-11-15): Final Title reflecting correct loan coverage provided. Seller Comment (2023-11-14): Final Title Policy Attached	11/15/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104439			29405495			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insufficient coverage, shortfall by [redacted]				Reviewer Comment (2023-11-15): RCE provided. Seller Comment (2023-11-14): Replacement Cost Estimator attached to verify Insurance coverage sufficient	11/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104439			29405711			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Evidence the borrower was provided a copy of appraisal within [redacted] business days prior to consummation is missing for Appraisal Report Dated [redacted].				Reviewer Comment (2023-11-15): Documents received, system cleared. Seller Comment (2023-11-14): Documentation Appraisal dated [redacted] was sent on [redacted] to the borrower and received by the borrower	11/15/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104439			29405712			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.	Federal Higher-Priced Mortgage Loan failed due to Evidence the borrower was provided a copy of appraisal within [redacted] business days prior to consummation is missing for Appraisal Report Dated [redacted].				Reviewer Comment (2023-11-15): Documents received, system cleared. Seller Comment (2023-11-14): Documentation Appraisal dated [redacted] was sent on [redacted] to the borrower and received by the borrower	11/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104439			29405713			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Evidence the borrower was provided a copy of appraisal within [redacted] business days prior to consummation is missing for Appraisal Report Dated [redacted].				Reviewer Comment (2023-11-15): Documents received, system cleared. Seller Comment (2023-11-14): Documentation Appraisal dated [redacted] was sent on [redacted] to the borrower and received by the borrower	11/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104439			29405716			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page[redacted]. (Points and Fees testing limited to Borrower paid fees.)	Final Closing Disclosure does not reflect seller paid fees and Seller Closing Disclosure is missing in file.				Reviewer Comment (2023-11-16): [redacted] received Seller CD. Seller Comment (2023-11-14): Seller CD attached showing seller associated cost	11/16/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104439			29405717			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-11-09): Sufficient Cure Provided At Closing		11/09/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104439			29405794			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.		Note loan amount of $[redacted] exceeds the allowable $[redacted] as per guidelines.				Reviewer Comment (2023-11-15): Updated Guidelines provided which reflected increased loan amounts.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104439			29406975			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Loan file missing source and season of account opening deposit of $[redacted] on [redacted] for account [redacted]				Reviewer Comment (2023-11-15): Funds origination account provided. Cleared. Seller Comment (2023-11-13): Disagree. The [redacted] Bank account #[redacted] was the source of the deposit - see page [redacted] for the withdrawal on [redacted].	11/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104439			29416242			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Loan file missing source and season of account opening deposit of $[redacted] on [redacted] for account [redacted]				Reviewer Comment (2023-11-15): Source of deposit verified from Acct #[redacted]. Exception cleared Seller Comment (2023-11-13): Disagree. The [redacted] Bank account #[redacted] was the source of the deposit - see page [redacted] for the withdrawal on [redacted].	11/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104439			29416255			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Loan file missing source and season of account opening deposit of $[redacted] on [redacted] for account [redacted]				Reviewer Comment (2023-11-15): Source of deposit verified from Acct #[redacted]. Exception cleared Seller Comment (2023-11-13): Disagree. The [redacted] Bank account #[redacted] was the source of the deposit - see page [redacted] for the withdrawal on [redacted].	11/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104439			29416269			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan file missing source and season of account opening deposit of $[redacted] on [redacted] for account [redacted]				Reviewer Comment (2023-11-15): Documents received, system cleared. Seller Comment (2023-11-13): Disagree. The [redacted] Bank account #[redacted] was the source of the deposit - see page [redacted] for the withdrawal on [redacted].	11/15/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104439			29416270			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan file missing source and season of account opening deposit of $[redacted] on [redacted] for account [redacted].				Reviewer Comment (2023-11-15): Source of deposit verified from Acct #[redacted]. Exception cleared Seller Comment (2023-11-13): Disagree. The [redacted] Bank account #[redacted] was the source of the deposit - see page [redacted] for the withdrawal on [redacted].	11/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104439			29416289			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Loan amount exceeds Guidelines.				Reviewer Comment (2023-11-15): Updated Guidelines provided. Exception clear. Seller Comment (2023-11-13): Disagree. The [redacted]% debt ratio correctly includes the subject PITIA of $[redacted], taxes/insurance on other REO of $[redacted] (borrower is not on the mortgage) and $[redacted] in other debt ([redacted], [redacted].	11/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104439			29416296			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan file missing source and season of account opening deposit of $[redacted] on [redacted].				Reviewer Comment (2023-11-15): Documents received, system cleared. Seller Comment (2023-11-13): Disagree. The [redacted] Bank account #[redacted] was the source of the deposit - see page [redacted] for the withdrawal on [redacted].	11/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104435			29406045			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		Final Title policy is not provided in loan file.				Reviewer Comment (2023-11-15): Documents received Reviewer Comment (2023-11-15): EXCEPTION HISTORY - Exception Explanation was updated on [redacted] PRIOR Exception Explanation: Title Evidence: Preliminary	11/15/2023			1	A	A	A	A	A	A	A	A	A	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104435			29406050			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2023-11-15): Documents received Seller Comment (2023-11-15): Final title policy provided (coverage amount listed on the policy ) -please review	11/15/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104435			29406100			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Last [redacted] digit of zip code on insurance policy does not match with the zip code on Note.				Reviewer Comment (2023-11-15): Documents received Seller Comment (2023-11-14): addendum provided to correct zip code - please review .	11/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104435	29406114	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [redacted]): Creditor did not provide a copy of each valuation to applicant [redacted] ([redacted]) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	Reviewer Comment (2023-11-30): Received

Seller Comment (2023-11-16): valuation tracking provided please review

Reviewer Comment (2023-11-15): Documentation provided does not show when appraisal was sent to the borrower, just that appraisal document or comment was added on [redacted]. Please clarify.

Seller Comment (2023-11-14): The appraisal dated [redacted] is an appraisal for another lender ([redacted]) .  [redacted] didn't receive this appraisal until [redacted] per the Appraisal Invoice.  When [redacted] received the appraisal on [redacted], it was provided to the borrower on [redacted].  Per the Loan Event History we did not order nor did we receive an appraisal on [redacted].The Loan Event History and the Appraisal invoice provided please review
																			11/30/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104435	29406115	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [redacted]): Creditor did not provide a copy of each valuation to applicant [redacted] ([redacted]) business days prior to consummation.	Verification preliminary appraisal was delivered to borrower was not provided.	Reviewer Comment (2023-12-01): Received verification of delivery

Seller Comment (2023-11-16): valuation tracking provided please review

Reviewer Comment (2023-11-15): Documentation provided does not show when appraisal was sent to the borrower, just that appraisal document or comment was added on [redacted]. Please clarify.

Seller Comment (2023-11-14): The appraisal dated [redacted] is an appraisal for another lender ([redacted]) .  [redacted] didn't receive this appraisal until [redacted] per the Appraisal Invoice.  When [redacted] received the appraisal on [redacted], it was provided to the borrower on [redacted].  Per the Loan Event History we did not order nor did we receive an appraisal on [redacted].The Loan Event History and the Appraisal invoice provided please review
																			12/01/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104435	29411211	Credit	Missing Document	General	Missing Document	Missing Document: Land Lease Agreement not provided	Land Lease Agreement was not provided.	Reviewer Comment (2023-11-23): Exception cleared: Attorney opinion letter addressing the leasehold received and verified. Acceptable as per guidelines

Seller Comment (2023-11-16): See attached Leasehold guideline.

Reviewer Comment (2023-11-15): Provide guideline documentation evidencing Attorney Opinion Letter is acceptable in lieu of the Leasehold agreement or provide leasehold agreement.

Reviewer Comment (2023-11-15): Elevated Review.

Reviewer Comment (2023-11-15): Provide evidence Attorney Opinion Letter is acceptable per Guidelines or provide Original Leasehold Contract. Exception Remains

Seller Comment (2023-11-13): See attached attorney opinion letter addressing the leasehold.
																			11/23/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104435			29411475			Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		Lease on leasehold property is not in file.				Reviewer Comment (2023-11-23): Exception cleared: Attorney opinion letter addressing the leasehold received and verified. Acceptable as per guidelines Seller Comment (2023-11-16): See attached Leasehold guideline. Reviewer Comment (2023-11-15): Provide guideline documentation evidencing Attorney Opinion Letter is acceptable in lieu of the Leasehold agreement or provide leasehold agreement. Seller Comment (2023-11-13): See attached attorney opinion letter addressing the leasehold.	11/23/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104435	29412172	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of [redacted]% exceeds Guideline total debt ratio of [redacted]%. Origination used less debt than determined at review.	Reviewer Comment (2023-12-15): Exception Cleared: Tax amount verified & updated from Tax Record Sheet & Title document available in file. DTI is within guidelines.

Seller Comment (2023-12-11): Per [redacted] guidelines, in the event [redacted]% method of calculation results in an unacceptable debt-to income ratio, [redacted] of the documents listed above must be provided to validate the qualifying property taxes. Tax certificate provided by the title company. The UW used the tax certificate.

The land lease payment is $[redacted] per month. When included, the DTI is [redacted]%. The product maximum is [redacted]%. See attached land lease verification, updated transmittal and application.

Reviewer Comment (2023-11-30): Land lease amount was listed on the [redacted] and the CD as a charge to the borrower.  For taxes on this [redacted] in [redacted], [redacted]% was used.

Seller Comment (2023-11-16): The underwriter used the property taxes from the attached tax certificate: $[redacted] x [redacted] / [redacted] = $[redacted] per month.

The leasehold is for the [redacted] project, not the individual units. The borrower would not have a leasehold payment obligation. The HOA dues of $[redacted] per month were included in the total expense ratio.

Reviewer Comment (2023-11-15): Document provided does not evidence delivery to borrower on [redacted], just that a comment was added and document added, or Order Completed. Please provide proof of delivery for [redacted] report. Difference appears to be property taxes and Leasehold lease amount.

Seller Comment (2023-11-13): [redacted] is paid by the borrower's business. Supporting documentation attached.
																			12/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104435	29416484	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	Calculated investor qualifying total debt ratio of [redacted]% exceeds Guideline total debt ratio of [redacted]%. Origination used less debt than determined at review.	Reviewer Comment (2023-12-15): Exception Cleared: Tax amount verified & updated from Tax Record Sheet & Title document available in file. DTI is within guidelines.

Seller Comment (2023-12-11): Per [redacted] guidelines, in the event [redacted]% method of calculation results in an unacceptable debt-to-income ratio, [redacted] of the documents listed above must be provided to validate the qualifying property taxes. Tax certificate provided by the title company. The UW used the tax certificate.

The land lease payment is $[redacted] per month. When included, the DTI is [redacted]%. The product maximum is [redacted]%. See attached land lease verification, updated transmittal and application.

Reviewer Comment (2023-11-30): Land lease amount was listed on the [redacted] and the CD as a charge to the borrower.  For taxes on this [redacted] in [redacted], [redacted]% was used.

Seller Comment (2023-11-16): The underwriter used the property taxes from the attached tax certificate: $[redacted] x [redacted] / [redacted] = $[redacted] per month.

The leasehold is for the [redacted] project, not the individual units. The borrower would not have a leasehold payment obligation. The HOA dues of $[redacted] per month were included in the total expense ratio.

Reviewer Comment (2023-11-15): Document provided does not evidence delivery to borrower on [redacted], just that a comment was added and document added, or Order Completed. Please provide proof of delivery for [redacted] report. Difference appears to be property taxes and Leasehold lease amount.

Seller Comment (2023-11-13): [redacted] is paid by the borrower's business. Supporting documentation attached.
																			12/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104435			29442980			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	-	Please provide transfer letter and [redacted] certificate from prior lender [redacted].				Reviewer Comment (2023-11-30): Received Seller Comment (2023-11-16): See attached [redacted] Certificate and transfer letter.	11/30/2023			1		A		A		A		A		A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104422			29406319			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		The file is missing copy of [redacted] document.				Reviewer Comment (2023-11-15): Exception Cleared: Approval received and verified Seller Comment (2023-11-13): See attached loan approval.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104422			29406331			Compliance	Compliance	Federal Compliance	TRID	[redacted] [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	[redacted] Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for [redacted] Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	[redacted] Appraisal Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2023-11-09): Sufficient Cure Provided At Closing		11/09/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104422			29406332			Compliance	Compliance	Federal Compliance	TRID	[redacted] [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	[redacted] Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Lender Inspection Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2023-11-09): Sufficient Cure Provided At Closing		11/09/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104422	29406399	Credit	Credit	Miscellaneous	Guideline	[redacted] Exception:	Less Than a [redacted] year history of Self-Employment
Borrower started as a [redacted] s/e borrower with [redacted] [redacted]. Prior to this he was a W2 [redacted] for [redacted].
Compensating factors.[redacted] on all reported mortgages and or rent payments for [redacted] months.
DTI is equal or greater than [redacted] points under the product matrix.
Residual income is less [redacted] proposed [redacted] payment.
Credit score [redacted] points above program requirements.
Additional [redacted] months reserve for Purchase and Rate Term Transactions.
														[redacted] current residence for [redacted] Years plus.	Borrower has verified disposable income of at least $[redacted]. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative [redacted] score exceeds the guideline minimum by at least [redacted] points.	Lender granted exception approval in loan file with compensating factors.	SitusAMC SitusAMC,Originator Pre-Close SitusAMC SitusAMC	Reviewer Comment (2023-11-10): Lender granted exception approval in loan file with compensating factors.			11/10/2023	2	B	B	B	B	B	B	B	B	B	B		XX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104436			29434974			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2023-11-30): Received	11/30/2023			1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase		B	A	B	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104436			29434978			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2023-11-30): Received Seller Comment (2023-11-21): final title policy provided please review	11/30/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		B	A	B	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104436			29434987			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing. ([redacted])				Reviewer Comment (2023-11-15): Sufficient Cure Provided At Closing		11/15/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	B	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104436			29434988			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of $[redacted] Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing. ([redacted])				Reviewer Comment (2023-11-15): Sufficient Cure Provided At Closing		11/15/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	B	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104436			29434995			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated [redacted] missing evidence of receipt				Reviewer Comment (2023-11-30): Received Seller Comment (2023-11-20): doc valuation tracking along with loan summary report provided - please review	11/30/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		B	A	B	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104428			29436411			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-11-15): Sufficient Cure Provided At Closing		11/15/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104428			29436433			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Information is missing on Closing Disclosure.				Reviewer Comment (2023-11-22): [redacted] received lender attestation that [redacted] CD was never disclosed to borrower and was a balancing CD Seller Comment (2023-11-20): The incomplete Closing Disclosure dated [redacted] for this loan is a calibration closing disclosure for title to balance the CD. In addition, you can see that there are numerous fields that are not populated as this was a CD again being utilized for collaboration and was never provided to borrower. Seller Comment (2023-11-20): What information is missing?	11/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104428			29439281			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	[redacted] Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2023-11-27): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2023-11-24): there is a lender cure on the CD for $[redacted]	11/27/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104326	XXX		29441702			Credit	Credit	Credit Calculation / Analysis	Credit	Guideline Issue: Insufficient tradelines per credit guidelines		Provide missing Credit Report. Final [redacted] reflects [redacted] trade lines which is less than the [redacted] required minimum (rated at least [redacted] months with activity in the last [redacted] months) per guidelines.				Reviewer Comment (2023-08-29): Received credit report. Condition cleared. Buyer Comment (2023-08-25): Credit report uploaded for review. As it pertains to the tradeline requirements, per section [redacted] of the guidelines, tradeline requirements are noted as "Follow DO [redacted] findings".	08/29/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104326	XXX		29441703			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		All other conditions were not met due to missing Credit Report.				Reviewer Comment (2023-08-29): Received credit report. Condition cleared. Buyer Comment (2023-08-25): Credit report uploaded for review.	08/29/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104323	XXX		29441705			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject's [redacted] bedroom [redacted] exceed Guideline maximum of [redacted] Bedroom [redacted].	Borrower has been employed in the same industry for more than [redacted] years. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrower has owned the subject property for at least [redacted] years.	Borrower has been employed in the same industry for more than [redacted] years. Compensating Factors : DTI [redacted], [redacted] Months Reserves, $[redacted] Residual Income. Reserves: [redacted] Guideline Requirement: [redacted]	Originator,SitusAMC SitusAMC,Originator Originator,SitusAMC SitusAMC	Reviewer Comment (2023-08-22): Lender approved exception. Good DTI, credit, reserves and mortgage history.			08/22/2023	2	B	B	B	B	B	B	B	B	B	B		XX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104323	XXX		29441706			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee disclosed as $[redacted] on LE dated [redacted], but disclosed as $[redacted] on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2023-08-23): [redacted] Received Valid COC along with CD. Buyer Comment (2023-08-22): COC and CD uploaded for review.	08/23/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104328	XXX		29441710			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		As per 1008 - The REO expenses of $[redacted] has been deducted from total Income, Total Income is $[redacted] as per underwriter $[redacted]- $[redacted] = $[redacted] Total monthly payment is $[redacted], DTI is $[redacted] / $[redacted] = [redacted]%. However, as per calculation Total Negative REO Expenses automatically added with Total Monthly Payment $[redcated] + $[redacted] = $[redacted] No changes in Income = $[redacted] (as per calculation) Calculated DTI is $[redacted]/ $[redacted] = [redacted]%				Reviewer Comment (2023-08-31): Updated starting income of [redacted] - [redacted] rent loss = [redacted]income	08/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104328	XXX		29441711			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The DTI calculations exceeded allowed maximum.				Reviewer Comment (2023-08-31): Using lender guides for deduction of rental loss from income through manual calculations. Condition cleared.	08/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104324	XXX		29441719			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule ([Redacted]: Borrower waived right to receive a c[Redacted] at least [Redacted]) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of borrower's [Redacted]is missing from the file.				Reviewer Comment (2023-08-17): Received required documentation. Condition cleared. Buyer Comment (2023-08-17): [Redacted] documentation uploaded to trailing docs.	08/17/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104324	XXX		29441720			Credit	Loan Package Documentation	Application / Processing	Property - Appraisal	Missing [Redacted]		Based on the documentation provided, the [Redacted] that was delivered to borrower on [Redacted] is missing from the file, along with any other [Redacted]completed for the subject property, and evidence the borrower received a copy of all [Redacted]at least [Redacted] business days prior to closing.				Reviewer Comment (2023-08-17): Received required documentation. Condition cleared. Buyer Comment (2023-08-17): [Redacted]and [Redacted]of both reports uploaded for review.	08/17/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104332	XXX		29441743			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: [Redacted] / [Redacted] not provided		[Redacted] with [Redacted] used in qualification (as reflected on the [Redacted]) is missing from the loan file. The [Redacted] provided reflects a [Redacted]of [Redacted]%.				Reviewer Comment (2023-08-24): Received required documentation. Condition cleared. Buyer Comment (2023-08-23): Updated [Redacted] uploaded for review.	08/24/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104332	XXX		29441744			Compliance	Compliance	Federal Compliance	Flood	Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone	[Redacted] post [Redacted] [Redacted] , the [Redacted] property is in a [Redacted], [Redacted] is not escrowed.	The [Redacted] was not escrowed on the Final signed and dated [Redacted]				Reviewer Comment (2023-08-24): The requirement to escrow [Redacted] was enacted by the [Redacted] of [Redacted] and the [Redacted] of [Redacted] and only applies to federally regulated [Redacted]. In checking the [Redacted] on the loan, the [Redacted] , [Redacted], [Redacted], is not a [Redacted]. As a result, the exception has been cleared. Buyer Comment (2023-08-23): The requirement to escrow [Redacted] was enacted by the [Redacted] and the [Redacted] and only applies to federally regulated l[Redacted].	08/24/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104332	XXX	29441745	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: [Redacted] not provided	The [Redacted] within the loan file does not contain the[Redacted] name (only [Redacted]) the final [Redacted] requires that both [Redacted] be present on the [Redacted] .	Reviewer Comment (2023-08-29): Received updated [Redacted] . Condition cleared.

Buyer Comment (2023-08-25): Updated [Redacted] uploaded for review.

Reviewer Comment (2023-08-24): Because this was a condition of the [Redacted]  [Redacted] , we would need an updated approval regarding this issue.

Buyer Comment (2023-08-24): As previously denoted this is not [Redacted] policy, what is needed to clear this?

Reviewer Comment (2023-08-24): This was a requirement of the [Redacted] [Redacted]. Condition remains.

Buyer Comment (2023-08-23): Per [Redacted] policy, [Redacted]  "Name of insured (for condominiums and [Redacted], the [Redacted]is the named insured) § At least one applicant must be named as an insured", who do not require that both [Redacted] and [Redacted]  be noted on the [Redacted].
																			08/29/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104332	XXX	29441746	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: [Redacted] not provided	The [Redacted] within the loan file does not contain the[Redacted] name (only [Redacted]) the final [Redacted] requires that both [Redacted] be present on the [Redacted] .	Reviewer Comment (2023-08-29): Received updated [Redacted] . Condition cleared.

Buyer Comment (2023-08-25): Updated [Redacted] uploaded for review.

Reviewer Comment (2023-08-24): Because this was a condition of the[Redacted]  [Redacted] , we would need an updated approval regarding this issue.

Buyer Comment (2023-08-24): As previously denoted this is not [Redacted] policy, what is needed to clear this?

Reviewer Comment (2023-08-24): This was a requirement of the [Redacted] approval. Condition remains.

Buyer Comment (2023-08-23): Per [Redacted] policy, [Redacted] "The policy must include the following: a. Name of insured i. At least one applicant must be named as an insured",  who do not require that both [Redacted] and [Redacted]  be noted on the insurance.
																			08/29/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104331	XXX		29441721			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The Business Narrative is missing from the loan file.				Reviewer Comment (2023-08-16): Received required documentation. Condition cleared. Buyer Comment (2023-08-15): Business Narrative uploaded for review.	08/16/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104331	XXX		29441726			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	The Guidelines require [redacted] months Reserves. Lender Exception within the loan file stating Funds will be supplied post close and was approved with compensating factors.	The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Aggregator,SitusAMC	Reviewer Comment (2023-08-15): Lender approved exception with compensating factors.			08/15/2023	2	B	B	B	B	B	B	B	B	B	B		XX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104331	XXX		29441727			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Failure due to missing completed business narrative. Narrative provided is blank.				Reviewer Comment (2023-08-16): Received required documentation. Condition cleared. Buyer Comment (2023-08-15): Business Narrative uploaded for review.	08/16/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104331	XXX		29441728			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [redacted] does not match Due Diligence Loan Designation of ATR Risk.	Failure due to missing completed business narrative. Narrative provided is blank.				Reviewer Comment (2023-08-16): Received required documentation. Condition cleared. Buyer Comment (2023-08-15): Business Narrative uploaded for review.	08/16/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104331	XXX		29441729			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Failure due to missing completed business narrative. Narrative provided is blank.				Reviewer Comment (2023-08-16): Received required documentation. Condition cleared. Buyer Comment (2023-08-15): Business Narrative uploaded for review.	08/16/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104331	XXX		29441730			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Failure due to business narrative supplied is blank.				Reviewer Comment (2023-08-16): Received required documentation. Condition cleared. Buyer Comment (2023-08-15): Business Narrative uploaded for review.	08/16/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104330	XXX		29441715			Credit	Income	Income Error	Income	The Total Bank Statement Period months provided is less than the required # of Bank Statements required.	-	The loan program listed on Approval is [redacted] months Bank Statements. Only [redacted] months were provided, the [redacted] Bank Statement worksheet also reflects [redacted] months used. The loan file does not contain evidence of a Lender Exception regarding this calculation.				Reviewer Comment (2023-08-17): Received required documentation. Condition cleared. Buyer Comment (2023-08-17): Updated income documentation, 1008, approval and 1003 uploaded for review.	08/17/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104316	XXX		29441731			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.	APR threshold exceeded by [redacted]%, Non QM loan.				Reviewer Comment (2023-08-21): Received required documentation. Condition cleared. Buyer Comment (2023-08-18): Proof of delivery uploaded for review.	08/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104316	XXX		29441732			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Evidence of receipt of appraisal is missing.				Reviewer Comment (2023-08-21): Received required documentation. Condition cleared. Buyer Comment (2023-08-18): Proof of delivery uploaded for review.	08/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104316	XXX		29441734			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Social Security Award Letter for the borrower is missing.				Reviewer Comment (2023-08-21): Received required documentation. Condition cleared. Buyer Comment (2023-08-18): Proof of SS income, updated [redacted], approval and [redacted] uploaded for review. Continuance is not required based on the age of receipt of said income.	08/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104316	XXX		29441735			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Social Security Award Letter for the borrower is missing.				Reviewer Comment (2023-08-21): Received required documentation. Condition cleared. Buyer Comment (2023-08-18): Proof of SS income, updated [redacted], approval and [redacted] uploaded for review.	08/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104316	XXX		29441736			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least [redacted] business days prior to closing, and appraisal was not provided at or before closing.	Evidence of receipt of appraisal not provided.				Reviewer Comment (2023-08-21): Received required documentation. Condition cleared. Buyer Comment (2023-08-18): Proof of delivery uploaded for review.	08/21/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104316	XXX		29441737			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation failure is due to the Social Security Award Letter for the borrower is missing.				Reviewer Comment (2023-08-21): Received required documentation. Condition cleared. Buyer Comment (2023-08-18): Proof of SS income, updated [redacted], approval and [redacted] uploaded for review.	08/21/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104316	XXX		29441738			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	General Ability to Repay Failure failure is due to the Social Security Award Letter for the borrower is missing				Reviewer Comment (2023-08-21): Received required documentation. Condition cleared. Buyer Comment (2023-08-18): Proof of SS income, updated [redacted], approval and [redacted] uploaded for review.	08/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104316	XXX		29441739			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	General Ability to Repay Failure Failure is due to the Social Security Award Letter for the borrower is missing				Reviewer Comment (2023-08-21): Received required documentation. Condition cleared. Buyer Comment (2023-08-18): Proof of SS income, updated [redacted], approval and [redacted] uploaded for review.	08/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104321	XXX		29441749			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan will have an escrow account.	The Final signed and dated Closing Disclosure does not reflect a reason the escrow account was waived on page [redacted].				Reviewer Comment (2023-08-28): [redacted] received post CD and LOX. Buyer Comment (2023-08-25): PCCD documentation uploaded for review.		08/28/2023		2	C	B	C	B	C	B	C	B	C	B		XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104321	XXX		29441750			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		[redacted] [redacted]on a New Construction [redacted] residence. Guidelines require occupancy for [redacted] months prior to a [redacted] [redacted]. Lender Exception within the loan file was approved for [redacted] on New Construction with Compensating Factors.	The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	DTI: [redacted]% Guideline Maximum DTI: [redacted]% Reserves: [redacted] Guideline Requirement: [redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-08-25): Lender exception for[redacted] on [redacted] on new construction - [redacted] residence. Comp factors - Good credit, DTI and reserves.			08/25/2023	2	B	B	B	B	B	B	B	B	B	B		XX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104333	XXX		29441753			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		A Third Party Verification within [redacted] days of the Note date is missing from the loan file. The Third Party Verifications within the loan file do not contain a date they were pulled or conducted.				Reviewer Comment (2023-08-31): Apologies XXXXn. Received required documentation. Condition cleared. Buyer Comment (2023-08-30): Please advise as to why the housing history is denoted on this exception, this was for the VVOE? Reviewer Comment (2023-08-30): Per lender guides, (Redacted) , Subject loan Second or Investor property: housing history includes subject property and primary residence. The complete pay history would be required on the subject property. Buyer Comment (2023-08-28): Proof of VVOE date uploaded for review.	08/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104333	XXX	29441755	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	File is missing the most recent pay history on the subject property.	Reviewer Comment (2023-08-31): Apologies XXXX. Received required documentation. Condition cleared.

Buyer Comment (2023-08-30): The payment history was provided in the initial shipping package for [redacted]   and can be viewed in your portal under documents [redacted]

Reviewer Comment (2023-08-30): Per lender guides, (Redacted), Subject loan Second or Investor property: housing history includes subject property and primary residence. The complete pay history would be required on the subject property.

Buyer Comment (2023-08-28): The payment history documentation for [redacted]  was provided in the initial shipping package via XXXX Bank ending [redacted]  [Redacted], reflecting the[redacted]  payment.  The payoff also included in the shipping package [Redacted], denotes that the payoff was good through [redacted]  satisfying payment history requirements.
																			08/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104317	XXX		29441759			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Verification of Self-Employment completed within [redacted] days of Note is missing from the loan file.				Reviewer Comment (2023-08-31): Received required documentation. Condition cleared. Buyer Comment (2023-08-29): VVOE uploaded for review, which is acceptable per B3-[redacted] "Alternatively, lenders may obtain the verbal VOE after closing, up to the time of loan delivery."	08/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104340	XXX		29441762			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOR within the loan file does not contain the Landlord information. Unable to determine if Private Landlord, if so then [redacted] months consecutive canceled checks along with copy of Lease must be provided.				Reviewer Comment (2023-08-31): Received required documentation. Condition cleared. Buyer Comment (2023-08-30): Attached is documentation supporting that this is an apartment complex manages by [redacted] Living, not a private landlord.	08/31/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104339	XXX	29441769	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment does not meet the guideline requirements.	-	The VOE to be completed within [redacted] days from the Note is missing from the loan file.	Reviewer Comment (2023-09-11): Upon further review, the VOE was provided and dated within [redacted] Business days of the Note date Business Narrative provided as required. Exception cleared.

Buyer Comment (2023-09-11): The business narrative is not required to be dated within [redacted] days of the Note date and the VVOE is dated [redacted] whereas the Note is dated [redacted] which is within [redacted] days of the Note date.

Reviewer Comment (2023-09-11): Lender provided in the Trailing documents, the borrower VOE, as required but the VOE is not dated within [redacted] days of the Note. Exception remains.

Buyer Comment (2023-09-06): VVOE uploaded for review.
																			09/11/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104339	XXX	29441770	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The required Business Narrative and the VOE to be completed within [redacted] days of Note date are missing from the loan file. The business narrative provided is blank.	Reviewer Comment (2023-09-11): Upon further review, the VOE was provided and dated within [redacted] Business days of the Note date Business Narrative provided as required. Exception cleared.

Buyer Comment (2023-09-11): The business narrative is not required to be dated within [redacted] days of the Note date and the VVOE is dated [redacted] whereas the Note is dated [redacted] which is within [redacted] days of the Note date.

Reviewer Comment (2023-09-11): Lender provided in the Trailing documents, the borrower VOE and Business Narrative, as required but [redacted] the Business Narrative and VOE are not dated within [redacted] days of the Note. Exception remains.

Buyer Comment (2023-09-06): VVOE and business narrative uploaded for review.
																			09/11/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104339	XXX	29441771	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank [redacted]): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The required Business Narrative and the VOE to be completed within [redacted] days of Note date are missing from the loan file.	Reviewer Comment (2023-09-11): Upon further review, the VOE was provided and dated within [redacted] Business days of the Note date Business Narrative provided as required. Exception cleared.

Buyer Comment (2023-09-11): The business narrative is not required to be dated within [redacted] days of the Note date and the VVOE is dated [redacted] whereas the Note is dated [redacted] which is within [redacted] days of the Note date.

Reviewer Comment (2023-09-11): Lender provided in the Trailing documents, the borrower VOE and Business Narrative, as required but both the Business Narrative and VOE are not dated within [redacted] days of the Note. Exception remains.

Buyer Comment (2023-09-06): VVOE and business narrative uploaded to trailing docs for review.
																			09/11/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104339	XXX	29441772	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank [redacted]): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The required Business Narrative and the VOE to be completed within [redacted] days of Note date are missing from the loan file.	Reviewer Comment (2023-09-11): Upon further review, the VOE was provided and dated within [redacted] Business days of the Note date Business Narrative provided as required. Exception cleared.

Buyer Comment (2023-09-11): The business narrative is not required to be dated within [redacted] days of the Note date and the VVOE is dated [redacted] whereas the Note is dated [redacted] which is within [redacted] days of the Note date.

Reviewer Comment (2023-09-11): Lender provided in the Trailing documents, the borrower VOE and Business Narrative, as required but both the Business Narrative and VOE are not dated within [redacted] days of the Note. Exception remains.

Buyer Comment (2023-09-06): VVOE and business narrative uploaded to trailing docs for review.
																			09/11/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104339	XXX	29441773	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The required Business Narrative and the VOE to be completed within [redacted] days of Note date are missing from the loan file.	Reviewer Comment (2023-09-11): Upon further review, the VOE was provided and dated within [redacted] Business days of the Note date Business Narrative provided as required. Exception cleared.

Buyer Comment (2023-09-11): The business narrative is not required to be dated within [redacted] days of the Note date and the VVOE is dated [redacted] whereas the Note is dated [redacted] which is within [redacted] days of the Note date.

Reviewer Comment (2023-09-11): Lender provided in the Trailing documents, the borrower VOE and Business Narrative, as required but [redacted] the Business Narrative and VOE are not dated within [redacted] days of the Note. Exception remains.

Buyer Comment (2023-09-06): VVOE and business narrative uploaded for review.
																			09/11/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104329	XXX		29441775			Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood certificate City name is different from Note address				Reviewer Comment (2023-09-08): Per documentation, city and area are the same. Condition cleared. Buyer Comment (2023-09-05): The flood certificate city is acceptable, see attached, as either [redacted]or [redacted] can be utilized. This is also denoted on the supplement title report.	09/08/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104329	XXX		29441779			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to [redacted] business days from transaction date of [redacted]	Borrower signed Closing Disclosure and Right to Cancel on [redacted] however final Closing Disclosure has[redacted] as disbursement date.				Reviewer Comment (2023-09-08): Received PCCD. Condition cleared. Buyer Comment (2023-09-05): PCCD documentation uploaded for review.	09/08/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104329	XXX		29441780			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted]exceeds tolerance of $[redacted] Insufficient or no cure was provided to the borrower.	File is missing a valid change of circumstance for the increase in the points on the [redacted] CD.				Reviewer Comment (2023-09-12): [redacted] received LOX for copy of the system snip lieu of valid Changed Circumstance on [redacted] Buyer Comment (2023-09-08): The COC was provided in the initial shipping package, which can be viewed in your portal page 115 ([redacted]). Attached is proof of reason for extension, lock had expired.	09/12/2023			1		A		A		A		A		A		XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104322	XXX	29441782	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	The loan file does not contain evidence of the POC fee's ([Redacted] Fee and Homeowners Insurance Premium).	Reviewer Comment (2023-09-12): Received [Redacted]. Condition cleared.

Buyer Comment (2023-09-08): [Redacted] documentation uploaded again.

Reviewer Comment (2023-09-08): [Redacted] and proof of [Redacted] were not located in the original file and no trailing documents were provided.

Buyer Comment (2023-09-05): The HOI were paid [Redacted]with a confirmation Code [Redacted] see documentation uploaded. The [Redacted]was paid with a [Redacted] on [Redacted], the borrowers have a [Redacted] on the[Redacted] and the card is not attached to any of the [Redacted]s as a debit card, see [Redacted]uploaded.

Buyer Comment (2023-09-05): Per the final CD $[redacted]was needed for closing + $[redacted]POC = $[redacted]total funds to close.  The $[redacted]EMD was sourced and documentation provided in the initial shipping package, XXXX statement ending [redacted]check # [redacted]cleared the account on [redacted]. Please confirm amounts.
																			09/12/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104322	XXX		29441786			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for [Redacted] Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-09-05): Sufficient Cure Provided At Closing		09/05/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104322	XXX	29441787	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay [Redacted]): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Source of $[Redacted]deposit is missing from the loan file.	Reviewer Comment (2023-09-12): Deposit was from transfers from borrower's other accounts. condition cleared.

Buyer Comment (2023-09-08): The "deposits" were transfers from [Redacted]t ending [Redacted]as noted in the descriptions and as documented on the statements/transaction histories provided in the loan documentation.

Reviewer Comment (2023-09-08): The statement for account ending [Redacted] reflects a balance of $[Redacted]on [Redacted]. The verification of Deposit dated[Redacted] shows a balance of $5[Redacted]  B[Redacted]out shows a transfer of $[Redacted]from account [Redacted]and $[Redacted]from account [Redacted]. Account [Redacted]had sufficient funds to support this transfer however account [Redacted]did not.

Buyer Comment (2023-09-05): The $[Redacted]is a wire to title not a deposit on the [Redacted] account ending [Redacted], you can see the balance go from $[Redacted]If there is another [Redacted]  you are referencing please provide more specific information.  Regarding the housing payment history requirements per guidelines are driven by [Redacted] as this is a [Redacted], verification of rents is not required per [Redacted].
																			09/12/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104322	XXX	29441788	Compliance	Compliance	Federal Compliance	ATR/QM Defect	[Redacted]t Guideline Deficiency - ATR Impact	Ability to Repay [Redacted]): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Source of $[Redacted]deposit is missing from the loan file.	Reviewer Comment (2023-09-12): Deposit was from transfers from borrower's other accounts. condition cleared.

Buyer Comment (2023-09-08): As of statement ending [Redacted] the [Redacted] account had a balance of $[Redacted], there were additional transfers made to this account supporting the transfer of funds in the amount of $[Redacted]to the [Redacted]account.

Reviewer Comment (2023-09-08): The statement for account ending [Redacted]reflects a balance of $[Redacted]on[Redacted]. The verification of Deposit dated [Redacted] shows a balance of $[Redacted] [Redacted]shows a transfer of $[Redacted]from account [Redacted]and $[Redacted]from account [Redacted]. Account [Redacted]had sufficient funds to support this transfer however account [Redacted] did not.

Buyer Comment (2023-09-05): The $[Redacted]is a wire to title not a deposit on the[Redacted] ending [Redacted], you can see the balance go from $[Redacted].  If there is another bank statement you are referencing please provide more specific information.
																			09/12/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104322	XXX	29441791	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay ([Redacted]: Based on the loan failing one or more guideline components, the loan is at ATR risk.	Source of $[Redacted] deposit and [Redacted] are missing from the loan file.	Reviewer Comment (2023-09-12): Deposit was from transfers from borrower's other accounts. condition cleared.

Buyer Comment (2023-09-08): As of statement ending [Redacted] the [Redacted]account had a balance of $[Redacted], there were additional transfers made to this account supporting the transfer of funds in the amount of $[Redacted]to the [Redacted]account.

Reviewer Comment (2023-09-08): The statement for account ending [Redacted]reflects a balance of $[Redacted]on [Redacted]. The verification of Deposit dated [Redacted] shows a balance of $[Redacted]. Bank transaction print out shows a transfer of $[Redacted]from account [Redacted]and $[Redacted]from account [Redacted]. Account [Redacted]had sufficient funds to support this transfer however account [Redacted]did not.

Buyer Comment (2023-09-05): The $[Redacted]is a wire to title not a deposit on the [Redacted] account ending [Redacted], you can see the balance go from $[Redacted]to $[Redacted].  If there is another bank statement you are referencing please provide more specific information.  Regarding the housing payment history requirements per guidelines are driven by [Redacted] as this is a [Redacted], verification of rents is not required per [Redacted].
																			09/12/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104325	XXX		29441805			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Appraisal Final 442 for the Report completed on [redacted], is missing from the loan file.	Borrower has been employed in the same industry for more than [redacted] years. The representative FICO score is above [redacted]. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Decision System: [redacted] Representative FICO: [redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2023-09-26): Lender approved exception to allow for one 442 versus two.			09/26/2023	2		B		B		B		B		B		XX	Primary	Purchase		A	B	A	B	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104346	XXX		29441806			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	[Redacted] Issue: The most recent valuation inspection is dated prior to the most recent [redacted] disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a[Redacted] The [Redacted] declared end date was [Redacted]. The appraisal provided has an inspection date of[Redacted]. [Redacted] verifying there was no damage to the subject property is required.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	DTI: [Redacted] Guideline Maximum DTI: [Redacted]	Originator,SitusAMC	Reviewer Comment (2023-09-28): [redacted]elects to waive with compensating factors. Buyer Comment (2023-09-25): Approved Credit Exception and Borrower Certification uploaded for review.			09/28/2023	2	C	B	C	B	C	B	C	B	C	B		XX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104346	XXX	29441809	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement:[Redacted]discrepancy.	Per the loan application, the borrower states they are a first time homebuyer/investor. Per guides, maximum LTV is [Redacted]	Reviewer Comment (2023-10-03): Per lender rebuttal, borrower did own property previously as verified by the [Redacted]. Application was incorrect. Condition cleared.

Buyer Comment (2023-09-28): Per section [redacted] of the guidelines "[Redacted]".  Per the [Redacted], the borrower owned [Redacted]

Reviewer Comment (2023-09-28): Lender exception approval received reflecting borrower is not a [redacted] time homebuyer, however everything in the file indicates the borrower is a [redacted] time homebuyer including the applications. Condition remains.

Buyer Comment (2023-09-25): Approved credit exception uploaded for review.
																			10/03/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104346	XXX	29441810	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement:[Redacted] discrepancy.	Per the loan application, the borrower states they are a [redacted] time homebuyer/[redacted]. Per guides, maximum LTV is [Redacted]	Reviewer Comment (2023-10-03): Per lender rebuttal, borrower did own property previously as verified by the [Redacted] Application was incorrect. Condition cleared.

Buyer Comment (2023-09-28): Per section [redacted] of the guidelines "[Redacted]".  Per the [Redacted] report, the borrower owned [Redacted]

Reviewer Comment (2023-09-28): Lender exception approval received reflecting borrower is not a [redacted] time homebuyer, however everything in the file indicates the borrower is a [Redacted] including the applications. Condition remains.

Buyer Comment (2023-09-25): Approved credit exception uploaded for review.
																			10/03/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104364	XXX		29441814			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-09-14): Sufficient Cure Provided At Closing		09/14/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104364	XXX		29441815			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File contains evidence of the rent payments of [redacted] - [redacted], however the prior rent payments from [redacted] - [redacted] were not located in the file.				Reviewer Comment (2023-09-21): Evidence provided for remainder of rental history. Condition cleared. Buyer Comment (2023-09-18): The [redacted] VOR documentation was provided in the initial shipping package via [redacted] statements which can be viewed in your portal pages [redacted] ([redacted]).	09/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104334	XXX		29441828			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	A [redacted] Time Investor is eligible with a [redacted]% LTV/CLTV Deduction. The Lender Exception within the loan file was approved with compensating factors for a total LTV/CLTV of [redacted]%.	Borrower has been employed in the same industry for more than [redacted] years. The representative FICO score exceeds the guideline minimum by at least [redacted] points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.	Borrower has been employed in the same industry for more than [redacted] years. Guidelines Representative FICO: [redacted] Representative FICO: [redacted] Reserves: [redacted] Guideline Requirement: [redacted]	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-09-15): Lender exception approved to remain at [redacted]% for [redacted] time investor.			09/15/2023	2	B	B	B	B	B	B	B	B	B	B		XX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104334	XXX		29441829			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	A [redacted] Time Investor is eligible with a [redacted]% LTV/CLTV Deduction. The Lender Exception within the loan file was approved with compensating factors for a total LTV/CLTV of [redacted]%.	Borrower has been employed in the same industry for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Borrower has been employed in the same industry for more than [redacted] years. Reserves: [redacted] Guideline Requirement: [redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-09-15): Lender exception approved to remain at [redacted]% for [redacted] time investor.			09/15/2023	2	B	B	B	B	B	B	B	B	B	B		XX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104334	XXX		29441830			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The CPA Letter or third party verification must be signed and dated within [redacted] calendar days of Note date.				Reviewer Comment (2023-09-21): Received required documentation. Condition cleared. Buyer Comment (2023-09-18): VVOE uploaded for review.	09/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104337	XXX	29441818	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Income documentation requirement not met due to missing Third Party Employment Verification within (Redacted) Business Days of the Note ((Redacted)).	Reviewer Comment (2023-09-27): Per lender rebuttal, the document pulled from the borrowers employment portal was used for VVOE. Condition cleared.

Buyer Comment (2023-09-22): The document pointed to in the original rebuttal is was provided on (Redacted) confirming the borrowers employment time stamped with URL from the employee portal.

Reviewer Comment (2023-09-22): The document referenced in lenders rebuttal is the borrower's paystub, not a third party verification.

Buyer Comment (2023-09-19): The verification of employment was provided in the initial shipping package and can be viewed in your portal pages (Redacted) ((Redacted)), dated (Redacted) the same date as the note date and consummation.
																			09/27/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104337	XXX		29441820			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank (Redacted)): Borrower waived right to receive a copy of the appraisal at least three ((Redacted)) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of borrower's receipt of the updated appraisal report is missing from the file.				Reviewer Comment (2023-09-22): Received required documentation. Condition cleared. Reviewer Comment (2023-09-22): This EV (Redacted) will remain due to the timing of the borrower's receipt of the updated appraisal report. Buyer Comment (2023-09-19): Proof of the borrowers download of the updated appraisal was provided in the initial shipping package and can be viewed in your portal page (Redacted) ((Redacted)), which reflects the report was downloaded on (Redacted).	09/22/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104357	XXX		29441824			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted] Insufficient or no cure was provided to the borrower.	The Tolerance Cure was located on the Final Signed and Dated Closing Disclosure, however is insufficient to cure all tolerance violations.				Reviewer Comment (2023-09-28): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2023-09-27): PCCD with Cure documentation uploaded to trailing docs for review.	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104357	XXX		29441825			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of [redacted] . No changed circumstance for the addition of this fee and the tolerance cure was insufficient.				Reviewer Comment (2023-09-28): [redacted] Received PCCD, LOE, Copy of Refund check and Proof of Mailing Buyer Comment (2023-09-27): PCCD with Cure documentation uploaded for review.		09/28/2023		2	C	B	C	B	C	B	C	B	C	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104357	XXX		29441826			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	File is missing a third party verification dated within [redacted] calendar days prior to the note date verifying dates of operation.				Reviewer Comment (2023-09-21): Received required documentation. Condition cleared. Buyer Comment (2023-09-18): Proof of VVOE uploaded for review.	09/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104353	XXX		29441833			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Provide missing FACTA Disclosure.				Reviewer Comment (2023-09-22): Received required documentation. Condition cleared. Buyer Comment (2023-09-19): FACTA disclosures uploaded for review.	09/22/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104319	XXX		29441850			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Guideline Discrepancy is due to missing documentation to exclude [redacted] instalment loan #[redacted] which was to be paid down to under [redacted] month remaining prior to closing, $[redacted] payment included in DTI calculation causing variance.				Reviewer Comment (2023-09-28): Received updated CD reflecting [redacted] was paid down. condition cleared. Buyer Comment (2023-09-26): PCCD documentation uploaded for review. Reviewer Comment (2023-09-25): Received the final closing statement from the title company however the file will require an updated PCCD and letter of explanation to the borrower showing the correct closing/disbursement dates and all changes made to the final CD. Buyer Comment (2023-09-21): Credit exception and paydown documentation uploaded for review.	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104319	XXX		29441851			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation failure is due to missing documentation to exclude [redacted] installment loan #[redacted] which was to be paid down to under [redacted] month remaining prior to closing, $[redacted] payment included in DTI calculation causing variance.				Reviewer Comment (2023-09-28): Received updated CD reflecting [redacted] was paid down. condition cleared. Buyer Comment (2023-09-26): PCCD documentation uploaded to trailing docs for review. Reviewer Comment (2023-09-25): Received the final closing statement from the title company however the file will require an updated PCCD and letter of explanation to the borrower showing the correct closing/disbursement dates and all changes made to the final CD. Buyer Comment (2023-09-21): Credit exception and paydown documentation uploaded to trailing docs for review.	09/28/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104319	XXX		29441852			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank [redacted]): Based on the loan failing one or more guideline components, the loan is at ATR risk.	General Ability to Repay failure is due to missing documentation to exclude [redacted] instalment loan #[redacted] which was to be paid down to under [redacted] month remaining prior to closing, $[redacted] payment included in DTI calculation causing variance.				Reviewer Comment (2023-09-28): Received updated CD reflecting XXXX was paid down. condition cleared. Buyer Comment (2023-09-26): PCCD documentation uploaded to trailing docs for review. Reviewer Comment (2023-09-25): Received the final closing statement from the title company however the file will require an updated PCCD and letter of explanation to the borrower showing the correct closing/disbursement dates and all changes made to the final CD. Buyer Comment (2023-09-21): Credit exception and paydown documentation uploaded to trailing docs for review.	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104319	XXX		29441853			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank [redacted]): The DTI calculated in accordance with the Lenders Guidelines and [redacted] of [redacted]% moderately exceeds the guideline maximum of [redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI Mismatch is due to missing documentation to exclude[redacted] instalment loan #[redacted] which was to be paid down to under [redacted] month remaining prior to closing, [redacted] payment included in DTI calculation causing variance.				Reviewer Comment (2023-09-28): Received updated CD reflecting [redacted] was paid down. condition cleared. Buyer Comment (2023-09-26): PCCD documentation uploaded to trailing docs for review. Reviewer Comment (2023-09-25): Received the final closing statement from the title company however the file will require an updated PCCD and letter of explanation to the borrower showing the correct closing/disbursement dates and all changes made to the final CD. Buyer Comment (2023-09-21): Credit exception and paydown documentation uploaded to trailing docs for review.	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104319	XXX		29441854			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Per guidelines section [redacted], [redacted] months paystub is required and is missing for borrower from [redacted].				Reviewer Comment (2023-09-28): Received paystub. Condition cleared. Buyer Comment (2023-09-25): Guidelines state "Wage Earner: Most recent YTD paystub (YTD must cover minimum of [redacted] days)", the paystub provided supports the requirement as the YTD covers a minimum of [redacted] days. Reviewer Comment (2023-09-25): Received [redacted] paystubs for [redacted] weeks, however the guides specify paystubs covering a [redacted] month period are required. Buyer Comment (2023-09-20): Pay stub uploaded for review.	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104319	XXX		29441855			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		[redacted] paid down to [redacted] months, however guides require installment debt must be paid down to below [redacted].	The representative FICO score exceeds the guideline minimum by at least [redacted] points. Borrower has been employed in the same industry for more than [redacted] years.	Guidelines Representative FICO: [redacted] Representative FICO: [redacted] Borrower has been employed in the same industry for more than [redacted] years.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-09-28): Paid down installment loan to [redacted] months per [redacted] vs below [redacted] months in [redacted] Guides. Exception approved with compensating factors.			09/28/2023	2		B		B		B		B		B		XX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104351	XXX		29441857			Credit	Income / Employment	Income Documentation	Missing Document	[redacted] Documents are missing.	-	Provide [redacted] verification for [redacted]. Fully executed [redacted] on [redacted]. Provide [redacted]/[redacted] for [redacted].				Reviewer Comment (2023-09-26): Received required documentation. Condition cleared. Buyer Comment (2023-09-21): [[redacted]] documentation and updated [[redacted]], [[redacted]], [[redacted]] uploaded for review.	09/26/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104352	XXX		29441867			Credit	Income / Employment	Income Documentation	Missing Document	[Redacted] Documents are missing.	-	File is missing a current mortgage statement and the most recent [Redacted] month history for the [Redacted] mortgage.				Reviewer Comment (2023-09-28): Received required documentation. Condition cleared. Buyer Comment (2023-09-25): [Redacted] for this property uploaded for review. There is not a [Redacted] lien on this property, the [Redacted] loan paid off the first with [Redacted].	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104352	XXX		29441868			Credit	Income / Employment	Income Documentation	Missing Document	[Redacted] Documents are missing.	-	Missing a current[Redacted]t for the [Redacted]mortgage.				Reviewer Comment (2023-09-28): Received required documentation. Condition cleared. Buyer Comment (2023-09-25): The documentation for the second mortgage was provided in the initial shipping package and can be viewed in your portal [Redacted]. [Redacted] page [Redacted] denotes the monthly payment amount on the [Redacted] authorization in the amount of[Redacted] monthly.	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104352	XXX		29441869			Credit	Income / Employment	Income Documentation	Missing Document	[Redacted] Documents are missing.	-	Missing a current [Redacted] for the[Redacted]mortgage.				Reviewer Comment (2023-09-28): Received required documentation. Condition cleared. Buyer Comment (2023-09-25): The documentation for the second mortgage was provided in the [Redacted] package and can be viewed in your portal [Redacted]. [Redacted] denoted the amount of the loan payment monthly.	09/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104344	XXX		29441872			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Provide missing FACTA Credit Score Disclosure.				Reviewer Comment (2023-09-26): Received required documentation. Condition cleared. Buyer Comment (2023-09-21): FACTA disclosure uploaded for review.	09/26/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXX	XXXX	4350104367	XXX		29441887			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank (Redacted)): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The VOE for the Co-Borrower to be completed within(Redacted) days of the Note is missing from the loan file.				Reviewer Comment (2023-10-05): Received required documentation. Condition cleared. Buyer Comment (2023-10-02): VVOE uploaded for review.	10/05/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104367	XXX		29441888			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank (Redacted)): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.	The VOE for the Co-Borrower to be completed within (Redacted) days of the Note is missing from the loan file.				Reviewer Comment (2023-10-05): Received required documentation. Condition cleared. Buyer Comment (2023-10-02): VVOE uploaded for review.	10/05/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104367	XXX		29441889			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank (Redacted)): General Ability-to-Repay requirements not satisfied.	The VOE for the Co-Borrower to be completed within(Redacted) days of the Note is missing from the loan file.				Reviewer Comment (2023-10-05): Received required documentation. Condition cleared.	10/05/2023			1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104367	XXX		29441893			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank (Redacted)): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The VOE on the Co-Borrower within (Redacted) days of Note is missing from the loan file.				Reviewer Comment (2023-10-05): Received required documentation. Condition cleared. Buyer Comment (2023-10-02): VVOE uploaded to trailing docs for review.	10/05/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104367	XXX		29441894			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank (Redacted)): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The VOE on the Co-Borrower within (Redacted) days of Note is missing from the loan file.				Reviewer Comment (2023-10-05): Received required documentation. Condition cleared. Buyer Comment (2023-10-02): VVOE uploaded to trailing docs for review.	10/05/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104367	XXX		29441895			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank (Redacted)): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2023-10-05): Received required documentation. Condition cleared.	10/05/2023			1		A		A		A		A		A		XX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104343	XXX	29441898	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Lender Exception(s) not provided	The Lender Exception regarding 6 month Employment Gap allowance (as reflected on the 1008) is missing from the loan file.	Reviewer Comment (2023-10-09): Received required documentation. Condition cleared.

Reviewer Comment (2023-10-09): File would require and lender exception to downgrade with compensating factors and then waived.

Buyer Comment (2023-10-04): Per the documentation in the file, including the business narrative and LOE, the gap was due to the sale of the prior business and took 6 months to find a new business to purchase.

Reviewer Comment (2023-10-04): Reviewed letter referenced in lender rebuttal, however the letter does not cover any employment gap. Condition remains.

Buyer Comment (2023-09-29): An LOE was provided from the borrower and can be found in your portal page [redacted]

Reviewer Comment (2023-09-29): Per the lender guides, Borrower must explain any employment gaps exceeding 30 days in the last 12 months. If no lender exception was provided, a letter of explanation would be required.

Buyer Comment (2023-09-26): Per section [redacted] of the guidelines "Less than 2 years self-employment history can be considered with documentation of a minimum of two years employment history in the same line of work or a related profession. Less than one year may not be considered as effective income.".  Documentation supporting same line of work profession was provided in the initial shipping package, LOE page [redacted]  and Bill of Sale of [redacted] page [redacted].  Requirements per guidelines are met, a formal credit exception is not required.
																			10/09/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104360	XXX		29441900			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		The Child Support Papers are missing from the loan file.				Reviewer Comment (2023-09-29): Received required documentation. Condition cleared. Buyer Comment (2023-09-26): Underwriter cert and additional child support documentation uploaded for review.	09/29/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104360	XXX	29441901	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The income qualificaiton completed on the loan was [redacted] month Business Bank Statements.	Reviewer Comment (2023-10-04): Per lender rebuttal, only [redacted] months was used for this account from when it was opened. Condition cleared.

Buyer Comment (2023-09-29): The XXXX account was not opened until  [redacted], as noted on the statement provided, transactions information on statement denote "[redacted]  Beginning balance $[redacted] - New Account Deposit $[redacted] ". $0 was applied to the income calculation and with the average based on [redacted] months in calculating the income.

Reviewer Comment (2023-09-29): DD is unable to clear this exception. The one account was submitted with [redacted] months bank statements on a [redacted] month bank statement transaction which is non compliant.

Buyer Comment (2023-09-26): Underwriter Cert uploaded to trailing docs for review, outlining bank statement income calculation and documentation provided.
																			10/04/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104360	XXX	29441902	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines.	[redacted] months of bank statement is missing in file, Only [redacted] months of statement is available.	Reviewer Comment (2023-10-04): Per lender rebuttal, only [redacted] months was used for this account from when it was opened. Condition cleared.

Buyer Comment (2023-09-29): The XXXX account was not opened until [redacted] , as noted on the statement provided, transactions information on statement denote "[redacted] Beginning balance $[redacted] - New Account Deposit $[redacted] ". $[redacted] was applied to the income calculation and with the average based on [redacted]months in calculating the income.

Reviewer Comment (2023-09-29): Reviewed U/W's attestation, however DD is unable to clear this exception. The one account was submitted with  [redacted] months bank statements on a [redacted] month bank statement transaction which is non compliant.

Buyer Comment (2023-09-26): Underwriter Cert uploaded for review, outlining bank statement income calculation and documentation provided.
																			10/04/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104360	XXX		29441905			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The income qualificaiton completed on the loan was [redacted] month Business Bank Statements.				Reviewer Comment (2023-10-04): Per lender rebuttal, only [redacted] months was used for this account from when it was opened. Condition cleared.	10/04/2023			1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104360	XXX	29441906	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The income qualificaiton completed on the loan was [redacted] month Business Bank Statements.	Reviewer Comment (2023-10-04): Per lender rebuttal, only [redacted] months was used for this account from when it was opened. Condition cleared.

Buyer Comment (2023-09-29): The XXXX account was not opened until [redacted] , as noted on the statement provided, transactions information on statement denote "[redacted]  Beginning balance $[redacted] - New Account Deposit $[redacted] ". $[redacted] was applied to the income calculation and with the average based on [redacted] months in calculating the income.

Reviewer Comment (2023-09-29): Reviewed U/W's attestation, however DD is unable to clear this exception. The one account was submitted with [redacted] months bank statements on a [redacted] month bank statement transaction which is non compliant.

Buyer Comment (2023-09-26): Underwriter Cert uploaded to trailing docs for review, outlining bank statement income calculation and documentation provided.
																			10/04/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104360	XXX		29441907			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The DU reflects an omitted Mortgage debt that was connected to the sale of previous property. The DU states that if paid Prior to Closing then the debt cannot be shown as ommited the DU must be rerun to reflect debt as paid prior to or at closing.				Reviewer Comment (2023-09-29): Received required documentation. Condition cleared. Buyer Comment (2023-09-26): The mortgage liability was omitted accordingly with proof of sale of departing residence provided in the initial shipping package, a re-run of DU is not required.	09/29/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104360	XXX		29441909			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2023-10-04): Per lender rebuttal, only [redacted] months was used for this account from when it was opened. Condition cleared.	10/04/2023			1		A		A		A		A		A		XX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104365	XXX		29441922			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	Hazard Insurance Policy Effective Date [redacted], Disbursement Date: [redacted]	The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [redacted]points.	DTI: [redacted]% Guideline Maximum DTI: [redacted]% Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-10-11): Hazard effective date post closing. Received no claims letter from insurance company. Lender exception approved. Buyer Comment (2023-10-06): Approved credit exception and email/letter from insurance agent "no claims", uploaded for review.			10/11/2023	2	C	B	C	B	C	B	C	B	C	B		XX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104345	XXX		29441926			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage Statement/final CD for [redacted]. is missing. If mortgage is aged, a recent [redacted] month history would be required.				Reviewer Comment (2023-10-03): Received required documentation. Condition cleared. Buyer Comment (2023-09-28): REO documentation for [redacted] uploaded for review.	10/03/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104345	XXX		29441928			Compliance	Compliance	State Compliance	Misc. State Level	Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided)	[redacted] Home Loan (HB1322): Loan file does not contain a Tangible Net Benefit Disclosure (or similar document).	Tangible Net Benefit Disclosure is missing.				Reviewer Comment (2023-10-03): Received required documentation. Condition cleared. Buyer Comment (2023-09-28): Net tangible benefit uploaded for review.	10/03/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104345	XXX		29441929			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Per lender matrix, the maximum loan amount for cash out at [redacted]% is $[redacted]MM. Loan amount is $[redacted]. Lender exception request/approval is missing from the file.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has owned the subject property for at least [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.	Borrower has been employed in the same industry for more than [redacted] years. Documentation Type: [redacted] Disposable Income: $[redacted] Reserves: [redacted] Guideline Requirement: [redacted] DTI: [redacted]% Guideline Maximum DTI: [redacted]%	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2023-10-03): Lender approved exception. Simultaneous purchase of a second home. using proceeds from this transaction to purchase the second home Buyer Comment (2023-09-28): Approved credit exception uploaded for review.			10/03/2023	2	C	B	C	B	C	B	C	B	C	B		XX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104345	XXX		29441930			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The current mortgage statement supporting PITI payments was not included in the file.				Reviewer Comment (2023-10-03): Received required documentation. Condition cleared. Buyer Comment (2023-09-28): REO documentation for [redacted] uploaded for review.	10/03/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104342	XXX		29441937			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-10-06): Sufficient Cure Provided At Closing		10/06/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104342	XXX	29441939	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	As per divorce decree borrower's additional REO property was awarded to his Ex-spouse after [redacted] months. The property should be transferred to Ex-spouses name however the property remains in the borrowers name. Lender guides do not address excluding the mortgage payment from the DTI in this situation.	Reviewer Comment (2023-10-10): Per divorce decree, borrower was ordered to pay the alimony and mortgage on the marital residence. The judge also instructed to deduct the mortgage payment from the alimony amount until the borrower is off the title.

Buyer Comment (2023-10-10): Per section A. Real Property/Marital Residence #[redacted] "the husband shall deduct the amount of the payments from the monthly mortgage payment, HOA payment taxes and insurance as detailed above from his monthly alimony payment due to the Wife".  The full alimony payment $[redacted] was deducted from the borrowers income $[redacted] less $[redacted] = $[redacted] monthly.
																			10/10/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104358	XXX		29441943			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2023-10-11): Received required documentation. Condition cleared. Buyer Comment (2023-10-06): Fraud guard uploaded for review.	10/11/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104358	XXX		29441945			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.		The Subject Loan Closed and Disbursed on [redacted]; however, the effective date listed on the Hazard Insurance policy is [redacted], after closing date.				Reviewer Comment (2023-10-11): Received required documentation. Condition cleared. Buyer Comment (2023-10-06): PCCD documentation uploaded for review, the HOI was in effective at the time of disbursement.	10/11/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104442			29544984			Credit	Guideline	Guideline Issue	Guideline	The [Redacted] guidelines are not available. Due diligence review based on non-[Redacted] guidelines (i.e. [Redacted] , [Redacted] ).						Reviewer Comment (2023-12-19): Provided. Cleared. Seller Comment (2023-12-12): Guideline attached	12/19/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104442	29545073	Compliance	Compliance	Federal Compliance	TRID Defect	TRID[Redacted] [Redacted] Date Not Provided	TILA-RESPA Integrated Disclosure: [Redacted] estimated to be provided on [redacted] did not disclose the actual [Redacted]. [Redacted] testing may be unreliable using an estimated Date Issued based on best information available.	[Redacted] estimated to be provided on [Redacted] did not disclose the actual [Redacted]. [Redacted] testing may be unreliable using an estimated Date Issued based on best information available.	Reviewer Comment (2023-12-18): [Redacted] received [Redacted] to remove document(s)[Redacted] and [Redacted], from testing as not provided to the borrower.

Seller Comment (2023-12-15): See update to letter.

Reviewer Comment (2023-12-14): [Redacted]  received letter however no doc id mentioned on letter and there is no [Redacted] available in file with date issued as [Redacted]. Documents ID [Redacted] , [Redacted] is incomplete. If the [Redacted] is not provided to the borrower, please provide [Redacted]  indicating the document ID [Redacted], [Redacted] were never provided to the borrower and [Redacted] will review for re-testing.

Seller Comment (2023-12-13): See attached letter.

Reviewer Comment (2023-12-11): Documents ID [Redacted] and [Redacted] is incomplete. If the [Redacted] is not provided to the borrower, please provide [Redacted]  indicating the document ID [Redacted] and [Redacted] were never provided to the borrower and [Redacted] will review for re-testing.

Seller Comment (2023-12-11): As previously stated, the document ID's [Redacted] and [Redacted] were NOT provided to the borrower or used for testing.

Reviewer Comment (2023-12-08): Documents [Redacted] and [Redacted] are incomplete and dated [Redacted].  If the [Redacted] were not provided to the borrower, please provide specific comments indicating the documents [Redacted] were never provided to the borrower and [Redacted] will review for re-testing.

Seller Comment (2023-12-07): Disagree - As previously stated, those incomplete [Redacted] was not part of the testing or provided to the borrower.  The [Redacted]  and [Redacted]  have been provided showing the [Redacted] tracking of the[Redacted]  that were provide to the borrower for testing.

Reviewer Comment (2023-12-05): [Redacted] Documents [Redacted] and [Redacted] are incomplete.  If the [Redacted]  were not provided to the [Redacted] , please provide [Redacted] indicating the documents were not provided to the borrower to remove them from testing.

Seller Comment (2023-12-01): Disagree - See attached, [Redacted] with [Redacted].
																			12/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104442	29545118	Credit	Missing Document	General	Missing Document	Incomplete Document: [Redacted] is incomplete	Incomplete [Redacted] , [Redacted] is missing.	Reviewer Comment (2023-12-18): [Redacted] received [Redacted] to remove document(s) [Redacted] and [Redacted] , from testing as not provided to the borrower.

Seller Comment (2023-12-15): See update to letter.

Reviewer Comment (2023-12-14): [Redacted]  received letter however no doc id mentioned on letter and there is no [Redacted] available in file with date issued as [Redacted]. Documents ID [Redacted], [Redacted] is incomplete. If the [Redacted] is not provided to the borrower, please provide [Redacted]  indicating the document ID [Redacted] , [Redacted] were never provided to the borrower and [Redacted]  will review for re-testing.

Seller Comment (2023-12-13): See attached letter.

Reviewer Comment (2023-12-11): Documents ID [Redacted] and [Redacted] is incomplete. If the [Redacted] is not provided to the borrower, please provide [Redacted]  indicating the document ID [Redacted] and [Redacted] were never provided to the borrower and[Redacted]  will review for re-testing.

Seller Comment (2023-12-08): Document Id's that were not use for testing; Doc [Redacted] and [Redacted] . These documents are incomplete and have NO [Redacted] .

Reviewer Comment (2023-12-08): Documents [Redacted] and [Redacted] are incomplete and dated [Redacted].  If the [Redacted] were not provided to the borrower, please provide specific comments indicating the documents [Redacted] were never provided to the borrower and [Redacted] will review for re-testing.

Seller Comment (2023-12-06): Disagree - Those incomplete [Redacted] were not provided to the borrower or used for testing.  See attached [Redacted]  document history of [Redacted] with [Redacted]  that were provided to the borrower through [Redacted] .

Reviewer Comment (2023-12-05): [Redacted] Documents [Redacted] and [Redacted] are incomplete.  If the [Redacted]  were not provided to the [Redacted] , please provide [Redacted] indicating the documents were not provided to the borrower to remove them from testing.

Seller Comment (2023-12-01): Disagree - See attached, [Redacted] with [Redacted].
																			12/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104442			29549953			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: [Redacted] amount is insufficient.		[Redacted] has coverage shortfall of $[Redacted]				Reviewer Comment (2023-12-08): Exception Cleared, [Redacted] receives with [Redacted]% [Redacted] . [Redacted] received. Seller Comment (2023-12-01): See attached, confirmation [Redacted] [Redacted] was written with [Redacted]% [Redacted] .	12/08/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104441			29577966			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign consent agreement missing in loan file				Reviewer Comment (2023-12-12): [redacted] received e-consent. Seller Comment (2023-12-11): Loan Summary Shows E -consent date and signature for borrower.	12/12/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104441			29578014			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report missing in loan file				Reviewer Comment (2023-12-15): Exception Cleared: Received Fraud Report Seller Comment (2023-12-11): Fraud Guard Report attached	12/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104441	29578018	Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete	Provided closing disclosure is [redacted], Closing date and disbursement date, page 1 and 4 is incomplete.	Reviewer Comment (2023-12-18): [redacted] received LOA to remove document(s) [redacted] estimated to be provided on [redacted], from testing as not provided to the borrower.

Seller Comment (2023-12-15): Letter of Explanation for CD

Reviewer Comment (2023-12-13): [redacted] received rebuttal comment that CD dated [redacted], [redacted] and [redacted] received per loan summary. However, there is CD that was submitted in file issued [redacted] on Doc ID [redacted] with incomplete information. this is causing the testing to reflect CD is incomplete. If the CD's were not provided to the borrower, please provide specific Attestation comments indicating the documents ID [redacted] never provided to the borrower and [redacted] will review for re-testing.

Seller Comment (2023-12-12): Disgree: Letter should not be necessary as Loan Summary shows LE's and CD's that the borrower received.

Reviewer Comment (2023-12-12): Documents ID [redacted] is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID [redacted] were never provided to the borrower and [redacted] will review for re-testing.

Seller Comment (2023-12-11): Loan Summary shows CD's received by the borrower and uploaded all CD's dated [redacted], [redacted] and final signed CD dated [redacted].
																			12/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	XXXX	4350104440			29548958			Credit	Guideline	Guideline Issue	Guideline	The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. [redacted] , [redacted]).						Reviewer Comment (2023-12-19): Provided. Cleared. Seller Comment (2023-12-12): Guideline attached	12/19/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104440			29549200			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: [redacted] Report not provided						Reviewer Comment (2023-12-08): Received [redacted] report and information validated and associated the same in file. Exception Cleared. Seller Comment (2023-12-01): See attached, [redacted] report.	12/08/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104440			29550599			Compliance	Compliance	Federal Compliance	TRID	[redacted] [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	[redacted] Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-11-28): Sufficient Cure Provided At Closing		11/28/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104440			29550974			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided						Reviewer Comment (2023-12-08): No Rent document require as property is free and clear and borrower is taking cash out from subject property. Exception Cleared. Seller Comment (2023-12-01): There was no verification of rent or mortgage because the subject property is owned free and clear and the borrower does not own any other real estate.	12/08/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104440			29551729			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.						Reviewer Comment (2023-12-08): No Rent document require as property is free and clear and borrower is taking cash out from subject property. Exception Cleared. Seller Comment (2023-12-01): There was no verification of rent or mortgage because the subject property is owned free and clear and the borrower does not own any other real estate.	12/08/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104440			29551744			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Verification of Mortgage and or Rent is missing.				Reviewer Comment (2023-12-08): No Rent document require as property is free and clear and borrower is taking cash out from subject property. Exception Cleared. Seller Comment (2023-12-01): There was no verification of rent or mortgage because the subject property is owned free and clear and the borrower does not own any other real estate.	12/08/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104426			29622782			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML [redacted] Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.	Loan considered non-compliant due to appraisal not being provided to borrower at least [redacted] days prior to closing.				Reviewer Comment (2023-12-19): Delivery provided. System cleared. Seller Comment (2023-12-15): Evidence borrower received Appraisal dated [redacted]	12/19/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104426			29622783			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank [redacted]): Creditor did not provide a copy of each valuation to applicant [redacted] ([redacted]) business days prior to consummation.	File is missing documentation appraisal was provided at least [redacted] days prior to closing. Only delivery document in file is from [redacted] which would not have met timing requirements.				Reviewer Comment (2023-12-19): Delivery provided. System cleared. Seller Comment (2023-12-15): Evidence borrower received Appraisal dated [redacted]	12/19/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104426			29622787			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for [redacted] Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	[redacted] Percent Fee Tolerance exceeded for [redacted] Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted].				Reviewer Comment (2023-12-07): Sufficient Cure Provided At Closing		12/07/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes
XXX	XXXX	4350104426			29622839			Credit	Guideline	Guideline Issue	Guideline	The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).						Reviewer Comment (2023-12-19): Guidelines provided. Seller Comment (2023-12-12): Guideline attached	12/19/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104314	XXX		29797157			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-					Reviewer Comment (2023-10-30): E sign provided. Buyer Comment (2023-10-26): E-consent	10/30/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104314	XXX		29797159			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML [redacted] Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.	Non-Compliant due to appraisal dated post closing. Please provide the original appraisal.				Reviewer Comment (2023-10-30): Appraisal provided. Buyer Comment (2023-10-26): Appraisal prior to closing uploaded.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104314	XXX		29797160			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely)	TILA HPML Appraisal Rule (Dodd-Frank [redacted]): Appraisal not obtained prior to consummation.	Provide the original appraisal.				Reviewer Comment (2023-10-30): Appraisal provided. Buyer Comment (2023-10-26): Appraisal prior to closing	10/30/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104314	XXX		29797161			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae [redacted] - [redacted]% Points and Fees	Fannie Mae [redacted] [redacted]% Points and Fees Test. Points and Fees on subject loan of [redacted]% is in excess of the investor allowable maximum of [redacted]% of the Federal Total Loan Amount. Points and Fees total $[redacted] on a Federal Total Loan Amount of $[redacted] vs. an investor allowable total of $[redacted] (an overage of $[redacted] or [redacted]%).	This is an EV2 informational exception.				Buyer Comment (2023-10-26): File not going to [redacted]; lender acknowledged non material EV2			10/26/2023	2	B	B	B	B	B	B	B	B	B	B		XX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104315	XXX		29797166			Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within [redacted] business days of the Originator's application date.				Reviewer Comment (2023-11-28): [redacted] Received SSPL.	11/28/2023			1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104315	XXX		29797167			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	[redacted]% tolerance was exceeded by $[redacted]. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2023-11-28): [redacted] Received SSPL and borrower was allowed to shop for service. Buyer Comment (2023-11-27): Lender shopped for title fees and survey. SSPL uploaded.	11/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104315	XXX		29797168			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Survey Fees amount was disclosed as $[redacted] on LE and $[redacted] in Final CD. File does not contain a valid COC for this fee, evidence of cure not provided in file.				Reviewer Comment (2023-11-30): [redacted] Received [redacted] and LOE Buyer Comment (2023-11-29): [redacted] with LOE Reviewer Comment (2023-11-28): [redacted] Received [redacted] moving fee to section H; however, LOE not provided. Provide LOE. Buyer Comment (2023-11-27): Updated [redacted]- Survey borrower selected. Buyer Comment (2023-11-27): Lender shopped for title fees and survey. SSPL uploaded.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104315	XXX		29797170			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial [redacted]		Missing [redacted] Initial signed and dated - Lender's for both the borrowers "[redacted] and [redacted]".				Reviewer Comment (2023-11-28): Received Initial Signed/dated [redacted]. Exception Cleared Buyer Comment (2023-11-27): Initial [redacted]	11/28/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104355	XXX	29797324	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	A post disaster inspection performed after [redacted]3 would be required.	Reviewer Comment (2023-10-23): Lender provided in the Trailing documents, the PDI with no evidence of damage, as required. Exception cleared.

Buyer Comment (2023-10-23): [redacted]uploaded for review.

Reviewer Comment (2023-10-11): The only way to clear the exception is to obtain an inspection after [redacted] or client is able to downgrade the exception and waive. Please advise.

Buyer Comment (2023-10-06): The effective date on the appraisal report is[redacted], the same date as the disaster end date of [redacted] (Disaster declaration date [redacted]).  Moreover the appraiser made comments on page [redacted] of the report  in additional comments which denotes "At the time of the appraisal the subject home did not appear to have any damage from the FEMA disaster hurricane and there is no effect on marketability".
																			10/23/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104370	XXX	29797329	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Final closing disclosure reflects cash from borrower of $[redacted]. The 1008 indicates there is a HUD showing cash out to be used for reserves and funds to close. This is missing from the file. The assets listed on the final 1003 are missing.	Reviewer Comment (2023-10-20): Received required documentation. Condition cleared.

Reviewer Comment (2023-10-20): The referenced CD (preliminary) reflects cash out, however no mortgage was paid off on that CD. The post closing CD reflects the mortgage being paid off with funds needed to be paid by borrower. Condition remains.

Buyer Comment (2023-10-19): The funds to close the current loan $[redacted], funds per the prior CD reflect cash-out proceeds in the amount of $[redacted], the revised 1003 denote same amount being used for this transaction to satisfy funds to close and reserves.  Please advise.

Reviewer Comment (2023-10-19): Received updated application and PCCD, however borrower remains short of funds to close and reserves. Condition remains.

Buyer Comment (2023-10-18): Revised/Executed 1003 (assets) and Final CD reflecting proceeds received being utilized for this transaction uploaded for review.
																			10/20/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104370	XXX	29797330	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Final closing disclosure reflects cash from borrower of $[redacted]. The 1008 indicates there is a HUD showing cash out to be used for reserves and funds to close. This is missing from the file. The assets listed on the final 1003 are missing.	Reviewer Comment (2023-10-20): Received required documentation. Condition cleared.

Reviewer Comment (2023-10-20): The referenced CD (preliminary) reflects cash out, however no mortgage was paid off on that CD. The post closing CD reflects the mortgage being paid off with funds needed to be paid by borrower. Condition remains.

Buyer Comment (2023-10-19): The funds to close the current loan $[redacted], funds per the prior CD reflect cash-out proceeds in the amount of $[redacted], the revised 1003 denote same amount being used for this transaction to satisfy funds to close and reserves.  Please advise.

Reviewer Comment (2023-10-19): Received updated application and PCCD, however borrower remains short of funds to close and reserves. Condition remains.

Buyer Comment (2023-10-18): Revised/Executed 1003 (assets) and Final CD reflecting proceeds received being utilized for this transaction uploaded for review.
																			10/20/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104370	XXX	29797331	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Employment Gap Letter and the [redacted] months reserves requirements are both missing from the loan file.	Reviewer Comment (2023-10-20): Received required documentation. Condition cleared.

Buyer Comment (2023-10-19): The employment gap letter was provided and can be viewed in your portal page [redacted].  The funds to close the current loan $[redacted], funds per the prior CD reflect cash-out proceeds in the amount of $[redacted], the revised 1003 denote same amount being used for this transaction to satisfy funds to close and reserves.  Please advise.

Reviewer Comment (2023-10-19): Gap letter was not among the trailing docs nor was sufficient asset documentation for funds to close and reserves.

Buyer Comment (2023-10-18): LOE for Gap in Employment and Revised/Executed 1003 (assets) and Final CD reflecting proceeds received being utilized for this transaction uploaded to trailing docs for review.
																			10/20/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104370	XXX	29797332	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank [redacted]): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Employment Gap Letter and the [redacted] months reserves requirements are both missing from the loan file.	Reviewer Comment (2023-10-20): Received required documentation. Condition cleared.

Reviewer Comment (2023-10-20): Received gap letter, however The referenced CD (preliminary) reflects cash out, however no mortgage was paid off on that CD. The post closing CD reflects the mortgage being paid off with funds needed to be paid by borrower. Condition remains.

Buyer Comment (2023-10-19): The employment gap letter was provided and can be viewed in your portal page [redacted].  The funds to close the current loan $[redacted], funds per the prior CD reflect cash-out proceeds in the amount of $[redacted], the revised 1003 denote same amount being used for this transaction to satisfy funds to close and reserves.  Please advise.

Reviewer Comment (2023-10-19): Received updated application and PCCD, however borrower remains short of funds to close and reserves. Condition remains.

Buyer Comment (2023-10-18): LOE for Gap in Employment and Revised/Executed 1003 (assets) and Final CD reflecting proceeds received being utilized for this transaction uploaded for review.
																			10/20/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104370	XXX	29797333	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted]Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted]Percent Fee Tolerance exceeded. Total amount of $[redacted]exceeds tolerance of $[redacted]plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	The Final signed and dated Closing Disclosure does not reflect a Tolerance Cure. There is no change of circumstance for the addition or increase in the [redacted]% fees. In addition, the title fees on the final CD were located in Section [redacted], however the title company is not reflected on the SSPL list.	Reviewer Comment (2023-10-20): [redacted]received Letter of Explanation, Copy of cure refund, proof of mailing & Corrected Closing Disclosure.

Buyer Comment (2023-10-19): Refund check, LOE, PCCD, label and tracking has been uploaded for review.

Reviewer Comment (2023-10-17): [redacted]received PCCD & LOE moving the title fees to Sec [redacted] however we still require cure of $[redacted]for recording fee as recording fee was not disclosed on initial LE and got added on CD. Please provide valid COC for addition of recording fee or cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2023-10-16): PCCD documentation uploaded for review.
																				10/20/2023		2	C	B	C	B	C	B	C	B	C	B		XX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104370	XXX	29797334	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	The Final Signed and Dated 1003 reflects [redacted] different Asset accounts used in qualification. The loan file did not contain any Asset Statements.	Reviewer Comment (2023-10-20): Received required documentation. Condition cleared.

Reviewer Comment (2023-10-20): The referenced CD (preliminary) reflects cash out, however no mortgage was paid off on that CD. The post closing CD reflects the mortgage being paid off with funds needed to be paid by borrower. Condition remains.

Buyer Comment (2023-10-19): The employment gap letter was provided and can be viewed in your portal page [redacted].  The funds to close the current loan $[redacted], funds per the prior CD reflect cash-out proceeds in the amount of $[redacted], the revised 1003 denote same amount being used for this transaction to satisfy funds to close and reserves.  Please advise.

Reviewer Comment (2023-10-19): PCCD reflects borrower had to bring funds to close. File is missing employment gap letter and sufficient funds to close and reserves.

Buyer Comment (2023-10-18): Revised/Executed 1003 (assets) and Final CD reflecting proceeds received being utilized for this transaction uploaded for review.
																			10/20/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104370	XXX	29797335	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank [redacted]): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Final Signed and Dated 1003 reflects [redacted] different Asset accounts used in qualification. The loan file did not contain any Asset Statements.	Reviewer Comment (2023-10-20): Received required documentation. Condition cleared.

Reviewer Comment (2023-10-20): The referenced CD (preliminary) reflects cash out, however no mortgage was paid off on that CD. The post closing CD reflects the mortgage being paid off with funds needed to be paid by borrower. Condition remains.

Buyer Comment (2023-10-19): The employment gap letter was provided and can be viewed in your portal page [redacted].  The funds to close the current loan $[redacted], funds per the prior CD reflect cash-out proceeds in the amount of $[redacted], the revised 1003 denote same amount being used for this transaction to satisfy funds to close and reserves.  Please advise.

Reviewer Comment (2023-10-19): PCCD reflects borrower had to bring funds to close. File is missing employment gap letter and sufficient funds to close and reserves.

Buyer Comment (2023-10-18): Revised/Executed 1003 (assets) and Final CD reflecting proceeds received being utilized for this transaction uploaded to trailing docs for review.
																			10/20/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104370	XXX		29797337			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Pay History not provided		File is missing the most recent [redacted] month payment history for the mortgage paid at closing that is in the borrower's name.				Reviewer Comment (2023-10-19): received 1st payment letter. No history available. Buyer Comment (2023-10-18): First payment letter and CD from mortgage paid with this transaction. The first payment was not due until [redacted], loan was paid off via this transaction [redacted].	10/19/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104370	XXX		29797338			Credit	Credit	Credit Calculation / Analysis	Credit	Guideline Issue: Insufficient tradelines per credit guidelines		Lender exception in file granted for borrower having no recent tradelines.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%. Borrower has been employed in the same industry for more than [redacted] years. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The refinance has decreased the borrower's monthly debt payments by [redacted]% or more. Borrower has owned the subject property for at least [redacted] years.	Lender exception granted in file. Lender exception granted in file. Lender exception granted in file. Lender exception granted in file. Lender exception granted in file. Lender exception granted in file.	Originator Pre-Close,SitusAMC Originator Pre-Close,SitusAMC Originator Pre-Close,SitusAMC Originator Pre-Close,SitusAMC Originator Pre-Close,SitusAMC Originator Pre-Close,SitusAMC	Reviewer Comment (2023-10-23): Lender exception granted in file.			10/23/2023	2		B		B		B		B		B		XX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104373	XXX		29797342			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted] plus [Redacted] or $[Redacted]. Insufficient or no cure was provided to the borrower.	Title company was listed on the [Redacted] list and should have been input in section B, however the [Redacted]reflects the title fees in section C. File is missing a [Redacted] and a tolerance cure was not provided.				Reviewer Comment (2023-10-16): [Redacted] received [Redacted] Buyer Comment (2023-10-16): [Redacted] Tracking denoting [Redacted], uploaded for review. Reviewer Comment (2023-10-13): [Redacted]received Corrected [Redacted] to borrower, copy of cure refund and proof of mailing. However, the carrier, Fed Ex, has not yet picked up the package and only reflects a label created. Provide proof of carrier pickup to finalize the cure. Buyer Comment (2023-10-13): [Redacted] documentation uploaded for review.		10/16/2023		2	C	B	C	B	C	B	C	B	C	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104368	XXX		29797346			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Calculated loan to value percentage of [redacted]% exceeds Guideline loan to value percentage of [redacted]%.	The representative [Redacted] score exceeds the guideline minimum by at least [redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted] Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted] The qualifying [Redacted] on the loan is at least[Redacted]% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.	FICO Score is [redacted]. Borrower has been employed in the same industry for more than [redacted] years. DTI: [redacted]% Guideline Maximum DTI: [redacted]%	SitusAMC,Originator Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2023-10-18): Lender approved exception for loan amount to $[redacted] at [redacted]%. Good score, DTI, mortgage history and employment history.			10/18/2023	2	B	B	B	B	B	B	B	B	B	B		XX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104368	XXX		29797347			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Calculated combined loan to value percentage of [redacted]% exceeds Guideline combined loan to value percentage of [redacted]%.	The representative [Redacted] score exceeds the guideline minimum by at least [redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted] Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted] The qualifying [Redacted] on the loan is at least[Redacted]% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.	FICO Score is [redacted]. Borrower has been employed in the same industry for more than [redacted] years. DTI: [redacted]% Guideline Maximum DTI: [redacted]%	SitusAMC,Originator Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2023-10-18): Lender approved exception for loan amount to $[redacted] at [redacted]%. Good score, DTI, mortgage history and employment history.			10/18/2023	2	B	B	B	B	B	B	B	B	B	B		XX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104378	XXX		29797354			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance Verification, Tax Verification are missing of REO Property [redacted]				Reviewer Comment (2023-11-16): Received required documentation. Condition cleared. Buyer Comment (2023-11-13): REO documentation for [redacted] uploaded for review. This is a new loan under CEL Loan# [redacted].	11/16/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104378	XXX		29797355			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	Collections / Balance: [redacted] please provide supporting document to verify this has been paid.				Reviewer Comment (2023-11-16): Received clarification from lender. Condition cleared. Buyer Comment (2023-11-13): Submitted rebuttal, the collection account with balance of $[redacted] is not required to be paid, per section [redacted] of the guidelines which states "All Judgments affecting title or liens affecting title must be paid and Non-title charge-offs and collections open <[redacted] years and greater than $[redacted] (individually or aggregate) must be paid", this not a lien on title and is not over $[redacted].	11/16/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104378	XXX		29797359			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-11-13): Sufficient Cure Provided At Closing		11/13/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104348	XXX		29797365			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The initial 1003 is not signed/dated by the borrower				Reviewer Comment (2023-11-17): Exception cleared: Initial 1003 is not required to be signed by the borrower Buyer Comment (2023-11-15): The initial 1003 is not required to be signed by the borrower.	11/17/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104348	XXX		29797367			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing a third party verification for borrower's business dated within (Redacted) calendar days of the note date.				Reviewer Comment (2023-11-21): Received required documentation. Condition cleared. Buyer Comment (2023-11-16): VVOE uploaded for review.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104348	XXX		29797368			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank (Redacted) ): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	File is missing a third party verification for borrower's business dated within (Redacted) calendar days of the note date.				Reviewer Comment (2023-11-21): Received required documentation. Condition cleared. Buyer Comment (2023-11-16): VVOE uploaded for review.	11/21/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104348	XXX		29797369			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank (Redacted) ): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing a third party verification for borrower's business dated within (Redacted) calendar days of the note date.				Reviewer Comment (2023-11-21): Received required documentation. Condition cleared. Buyer Comment (2023-11-16): VVOE uploaded for review.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104348	XXX	29797370	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage of $(Redacted) is insufficient to cover the loan amount of $(Redacted) . Policy does not evidence (Redacted) % replacement cost coverage.	Reviewer Comment (2023-11-28): Received clarification from lender. Condition cleared.

Buyer Comment (2023-11-22): The HOI provided specifically denotes "Replacement Cost Included", this was underwritten to replacement which means "Replacement Cost Value (RCV)
The amount of money needed to repair your home at today's prices of building supplies; or replace your belongings at today's cost of the similar or like item."

Reviewer Comment (2023-11-17): Policy does not evidence (Redacted) % replacement cost coverage. Exception Remains.

Buyer Comment (2023-11-15): Per the HOI declaration provided "Dwelling coverage - replacement cost included per the amount of coverage", this is a sufficient statement to denote that the policy coverage is at replacement cost.
																			11/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104348	XXX		29797371			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank (Redacted) ): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing the required (Redacted) party verification.				Reviewer Comment (2023-11-21): Received required documentation. Condition cleared. Buyer Comment (2023-11-16): VVOE uploaded for review.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104389	XXX		29797372			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial 1003 in file but was only signed by the LO.				Reviewer Comment (2023-11-17): Exception Cleared Initial 1003 is not required to be signed by the borrower Buyer Comment (2023-11-15): The initial 1003 is not required to be signed by the borrower.	11/17/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104389	XXX		29797375			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		The initial SG rate lock is missing from the file.				Reviewer Comment (2023-11-17): Exception cleared: Rate lock received Buyer Comment (2023-11-15): Lock confirmation uploaded for review.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104382	XXX		29797378			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing the initial rate lock				Reviewer Comment (2023-11-16): Received required documentation. Condition cleared. Buyer Comment (2023-11-13): Initial lock, revised LE and COC uploaded for review.	11/16/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104377	XXX		29797381			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Issued date on Page [redacted] and Loan Calculations information on Page [redacted] is missing on Closing Disclosure.				Reviewer Comment (2023-11-16): [redacted] received lender attestation that CD with missing issue date was never disclosed to borrower. Buyer Comment (2023-11-13): The final CD date issued is noted as [redacted] and can be viewed in your portal pages [redacted].	11/16/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104377	XXX		29797384			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on [redacted] did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.	"Date Issued (Not Provided)" is checked on the CD.				Reviewer Comment (2023-11-16): [redacted] received lender attestation that CD with missing issue date was never disclosed to borrower. Buyer Comment (2023-11-13): The initial CD date issued is noted as [redacted] and can be viewed in your portal pages [redacted]. The CD being referenced in your exception finding is not a [redacted] CD and was not provided to the borrower [redacted]. The [redacted] PCCD is dated [redacted] and can be viewed in your portal pages [redacted] with the LOE associated in your portal page [redacted].	11/16/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104377	XXX	29797385	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: [redacted] Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted]is less than amount of binding Lender Credit previously disclosed in the amount of $-[redacted].	Final Lender Credit of $-[redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[redacted].	Reviewer Comment (2023-11-24): [redacted] received valid changed circumstance

Buyer Comment (2023-11-20): The COC uploaded ([redacted]) specifically denotes there was a change in loan amount hence the decrease in lender credits.  Not sure what additional information is being requested.

Reviewer Comment (2023-11-16): [redacted] received changed circumstance.  The COC is missing sufficient information to determine a valid changed circumstance reason for the lender credit and pricing change.  It states there was a change to lock terms and loan amount change, but not why the terms changed.  The rate increased and the lender credit decreased which is not a benefit to borrower.  Provide additional details for the reason for the pricing changes and lower lender credit with a higher interest reate.

Buyer Comment (2023-11-13): COC uploaded for review.
																			11/24/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104388	XXX		29797387			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial 1003 is missing in file.				Reviewer Comment (2023-11-17): Exception cleared: Initial 1003 received. Buyer Comment (2023-11-15): Initial application uploaded for review.	11/17/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104388	XXX		29797389			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	[redacted] Rate Lock form was missing from the file.				Reviewer Comment (2023-11-17): Exception cleared: Rate lock document received. Buyer Comment (2023-11-15): Initial lock confirmation uploaded, subsequent lock confirmation was provided in the initial shipping package and can be viewed in your portal pages [redacted].	11/17/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104372	XXX		29797393			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Point Fee disclosed as $[redacted] on LE dated[redacted], but disclosed as $[redacted] on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2023-11-22): [redacted] received valid COC document. Buyer Comment (2023-11-20): COC uploaded for review.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	C	A	D	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104372	XXX		29797394			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing)	[redacted] Constitution Section 50(a)(6): [redacted] Cash-out Loan. Borrower was not provided copy of Application [redacted] day prior to closing.	Provide evidence the Borrower was provided copy of Application [redacted] day prior to closing.				Reviewer Comment (2023-12-08): Received Disclosure Tracking Detail and updated the information accordingly. Exception Cleared. Buyer Comment (2023-12-04): [redacted]hr 1003, CD and tracking uploaded for review.	12/08/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	D	A	C	A	D	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104372	XXX	29797395	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing Final Title.	Reviewer Comment (2023-12-12): Escrow officer letter ([redacted]) received and verified that T-42 and T-42.1 endorsements included in title policy, hence exception cleared.

Buyer Comment (2023-12-08): Per the email from the escrow officer the final policy is not ready yet (attached).  However, the additional email (attached) confirms that these endorsements are included in the title insurance, as reflected on the title settlement information (attached).  The endorsements outlined match the endorsements fee noted on the final CD section C.

Reviewer Comment (2023-12-08): Instructions on Title does not mention T-42 and T-42.1 Endorsement. Final Title Policy is required to clear the exception. Exception remains.

Buyer Comment (2023-12-04): The title endorsements are noted on the instructions to the escrow/title/closing agent and will be noted on the final title policy as denoted.
																			12/12/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	D	A	C	A	D	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104372	XXX		29797396			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	[redacted] Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	Acknowledgment of the Fair Market Value not properly executed by the Lender.				Reviewer Comment (2023-12-08): Received Lender signed and dated Acknowledgement of Fair Market Value. Exception Cleared. Buyer Comment (2023-12-04): Lender executed Fair Market Value uploaded for review.	12/08/2023			1	C	A	C	A	C	A	C	A	D	A		XX	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	A	C	A	D	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104372	XXX		29797398			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Provide Last Date Rate Set and Initial Rate Lock Date.				Reviewer Comment (2023-11-22): Received required documentation. Condition cleared. Buyer Comment (2023-11-20): Lock confirmations uploaded for review.	11/22/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Refinance - Cash-out - Other		D	A	C	A	D	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104372	XXX		29797399			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	File is missing a third party verification dated within [redacted] calendar days for borrowers business supporting dates of operation and in good standing as required by guides				Reviewer Comment (2023-11-22): Received required documentation. Condition cleared. Buyer Comment (2023-11-20): VVOE uploaded for review.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		D	A	C	A	D	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104371	XXX		29797405			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rate Lock document is missing from the file and is a required document.				Reviewer Comment (2023-11-22): Received required documentation. Condition cleared. Buyer Comment (2023-11-20): Lock confirmation uploaded for review.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104371	XXX		29797406			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Fraud report is missing and is required per guidelines.				Reviewer Comment (2023-11-22): Received required documentation. Condition cleared. Buyer Comment (2023-11-20): Fraud guard uploaded for review.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104371	XXX		29797408			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing the borrower's most recent [redacted]months rental history				Reviewer Comment (2023-11-22): Received clarification from lender. Condition cleared. Buyer Comment (2023-11-20): This is a [redacted]loan program, per guidelines a VOR is not required.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104371	XXX		29797409			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		File is missing evidence of borrower's ownership in the business entity as required by lender guides.				Reviewer Comment (2023-11-22): Received required documentation. Condition cleared. Buyer Comment (2023-11-20): Percentage of ownership documentation uploaded for review.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104380	XXX		29797412			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	[Redacted] Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	[Redacted] is not provided and is a required document.				Reviewer Comment (2023-11-21): Received required documentation. Condition cleared. Buyer Comment (2023-11-16): [Redacted] uploaded for review.	11/21/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104379	XXX		29797415			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [Redacted] Timing without Waiver	TILA-RESPA Integrated Disclosure: [Redacted] not provided to Borrower(s) at least [Redacted] business days prior to [Redacted] .	Provide evidence Closing Disclosure issued [Redacted] was provided to Borrower(s) at least [Redacted] business days prior to closing.				Reviewer Comment (2023-11-21): [Redacted] received [Redacted] *[Redacted] [Redacted] business days prior to [Redacted]. Buyer Comment (2023-11-20): [Redacted] tracking and [Redacted] uploaded for review.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104379	XXX		29797416			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year [Redacted] Underdisclosed -[Redacted]	TILA-RESPA Integrated Disclosure - [Redacted]: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on [Redacted] provided on [Redacted] are underdisclosed	Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] are under disclosed due to Page [Redacted] of the [Redacted] reflects the monthly escrow at $[Redacted] However the verified property costs on the subject are $[Redacted]/month.				Reviewer Comment (2023-11-30): [Redacted] received [Redacted] and [Redacted]. Buyer Comment (2023-11-29): [Redacted] documentation uploaded for review.		11/30/2023		2	C	B	C	B	C	B	C	B	C	B		XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104338	XXX		29797420			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Fee disclosed as $[redacted] on CD dated [redacted], but disclosed as $[redacted] on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2023-11-21): [redacted] received valid COC dated [redacted]. Buyer Comment (2023-11-17): COC uploaded for review.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104338	XXX		29797421			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Mortgage Broker Fee of $[redacted] was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2023-11-21): [redacted] received rebuttal suffice. Buyer Comment (2023-11-17): All of the LE's and CD's in the file disclose a broker fee ("originator compensation"), the initial locked LE discloses $[redacted], the COC was provided and can be viewed in your portal page [redacted] [redacted], reflecting a loan amount change thereby increasing the fee to $[redacted].	11/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104338	XXX		29797423			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient. Coverage shortfall $[redacted]. Provide updated Hazard Insurance Policy with Dwelling Coverage of at least $[redacted] or Replacement Cost Estimator.				Reviewer Comment (2023-11-22): Per insurance company, the coverage will cover full replacement Buyer Comment (2023-11-17): The hazard insurance policy was underwritten to replacement cost settlement, see upload for further [redacted] insurance information.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104338	XXX		29797424			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.						Reviewer Comment (2023-11-22): Received required documentation. Condition cleared. Buyer Comment (2023-11-17): Lock confirmation uploaded for review.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104384	XXX	29797426	Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete	Closing disclosure is incomplete due to missing Date Issued and pages [redacted],[redacted], and [redacted] of [redacted] missing information.	Reviewer Comment (2023-12-01): [redacted]received Lender Attestation on CD not issued to borrower on Doc ID [redacted]

Buyer Comment (2023-11-28): [redacted]uploaded for review.

Reviewer Comment (2023-11-27): Document [redacted] is incomplete.  If the CD was not provided to the borrower please provide Letter of Attestation indicating the document was never provided to the borrower and [redacted] will review for re-testing.

Buyer Comment (2023-11-21): The CD being referenced in your portal under [redacted] is not a [redacted] closing disclosure, this was not provided to the borrower. All [redacted] closing disclosures provided do have the date issued.
																			12/01/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104384	XXX	29797428	Compliance	Compliance	Federal Compliance	TRID Defect	[redacted] Closing Disclosure Issue Date Not Provided	[redacted] Integrated Disclosure: Closing Disclosure estimated to be provided on [redacted] did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on [redacted] did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.	Reviewer Comment (2023-12-01): [redacted]received Lender Attestation on CD not issued to borrower on Doc ID [redacted]

Buyer Comment (2023-11-28): [redacted]uploaded for review.

Reviewer Comment (2023-11-27): Document [redacted] is incomplete.  If the CD was not provided to the borrower please provide Letter of Attestation indicating the document was never provided to the borrower and [redacted] will review for re-testing.

Buyer Comment (2023-11-21): The CD being referenced in your portal under [redacted] is not a [redacted] closing disclosure, this was not provided to the borrower. All [redacted] closing disclosures provided do have the date issued.
																			12/01/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104394	XXX		29797431			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-11-16): Sufficient Cure Provided At Closing		11/16/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104394	XXX		29797433			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	Provide missing E-sign Consent Agreement.				Reviewer Comment (2023-11-27): E-sign consent agreement received, Exception Cleared Buyer Comment (2023-11-21): eConsent uploaded for review.	11/27/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104381	XXX		29797437			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock agreement missing in loan file				Reviewer Comment (2023-11-27): Lender provided in the Trailing documents, the Lender Rate lock verification, as required. Exception cleared. Buyer Comment (2023-11-21): Lock confirmations uploaded for review.	11/27/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104381	XXX		29797438			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to [redacted] ([redacted]) business days from transaction date of [redacted].	RTC dates were updated for the borrower signing on [redacted] however the CD dates were not corrected.				Reviewer Comment (2023-11-27): Lender provided in the Trailing documents, a PCCD and LOE to the borrower. Exception cleared. Buyer Comment (2023-11-27): PCCD documentation uploaded for review.	11/27/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104381	XXX		29797439			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		File is missing the prelim appraisal. Appraiser noted on [redacted] that were revisions were requested on the appraisal however the original appraisal is not provided in the file nor is there evidence the prelim appraisal was provided to the borrower.				Reviewer Comment (2023-11-27): Lender provided in the Trailing documents, an attestation the Appraisal corrections were clerical and completed prior to providing the Appraisal to the Borrower. Exception cleared. Buyer Comment (2023-11-21): Account Manager appraisal attestation uploaded for review.	11/27/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104381	XXX		29797440			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [redacted]): Creditor did not provide a copy of each valuation to applicant [redacted] ([redacted]) business days prior to consummation.	There is no evidence in the file that the prelim appraisal was provided to the borrower.				Reviewer Comment (2023-11-27): Lender provided in the Trailing documents, an attestation the Appraisal corrections were clerical and completed prior to providing the Appraisal to the Borrower. Exception cleared. Buyer Comment (2023-11-21): Account Manager appraisal attestation uploaded for review.	11/27/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104381	XXX	29797441	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	No VVOE for [redacted] [redacted] provided in the file.	Reviewer Comment (2023-12-13): After further review exception has been cleared.

Reviewer Comment (2023-12-12): [redacted] document does verify that the [redacted] County Public Authority is not the employer but the borrower is employed with [redacted] or more their clients. As this document is post note date exception Remains

Buyer Comment (2023-12-12): This is not employment as previously explained rather caregiver income, it was at the request of [redacted] that we obtain a letter from the social worker.

Reviewer Comment (2023-12-11): [redacted] document received however is post note date. Exception Remains

Buyer Comment (2023-12-06): [redacted] documentation uploaded.

Reviewer Comment (2023-12-01): If we could get a letter from the borrower's (caregivers) social worker, I believe that would work.

Reviewer Comment (2023-12-01): As per the guidelines VVOE or Third Party Verification document for [redacted] is required to clear this exception. Hence Exception remains.

Buyer Comment (2023-11-28): Additional information regarding [redacted] uploaded for review.

Reviewer Comment (2023-11-27): A VVOE or Employer Letter/Third Party Verification of the Income received from [redacted] is required and not provided. Exception remains.

Buyer Comment (2023-11-21): The [redacted] income is caregiver income supported by the W2's and [redacted] account statements reflecting said income, as denoted on the LOE which states that they are caring for a parent.
																			12/13/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104381	XXX	29797442	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment does not meet the guideline requirements.	-	No VVOE for [redacted] [redacted] provided in the file.	Reviewer Comment (2023-12-13): After further review exception has been cleared.

Reviewer Comment (2023-12-12): [redacted] document does verify that the [redacted] County Public Authority is not the employer but the borrower is employed with [redacted] or more their clients. As this document is post note date exception Remains

Buyer Comment (2023-12-12): This is not employment as previously explained rather caregiver income, it was at the request of [redacted] that we obtain a letter from the social worker.

Reviewer Comment (2023-12-11): [redacted] document received however is post note date. Exception Remains

Buyer Comment (2023-12-06): [redacted] documentation uploaded to trailing docs for review.

Reviewer Comment (2023-12-01): As per the guidelines VVOE or Third Party Verification document for [redacted] is required to clear this exception. Hence Exception remains.

Buyer Comment (2023-11-28): Additional information regarding [redacted] uploaded to trailing docs for review.

Reviewer Comment (2023-11-27): A VVOE or Employer Letter/Third Party Verification of the Income received from [redacted] is required and not provided. Exception remains.

Buyer Comment (2023-11-21): The [redacted] income is caregiver income supported by the W2's and [redacted] account statements reflecting said income, as denoted on the LOE which states that they are caring for a parent.
																			12/13/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104381	XXX	29797443	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Due to the missing VVOE for [redacted] [redacted] employment loan is waterfalling resulting in a loan designation discrepancy.	Reviewer Comment (2023-12-13): After review of trailing documents new exception generated.

Reviewer Comment (2023-12-12): [redacted] document does verify that the [redacted] County Public Authority is not the employer but the borrower is employed with [redacted] or more their clients. As this document is post note date exception Remains

Buyer Comment (2023-12-12): This is not employment as previously explained rather caregiver income, it was at the request of [redacted] that we obtain a letter from the social worker.

Reviewer Comment (2023-12-11): [redacted] document received however is post note date. Exception Remains

Buyer Comment (2023-12-06): [redacted] documentation uploaded to trailing docs for review.

Reviewer Comment (2023-12-01): As per the guidelines VVOE or Third Party Verification document for [redacted] is required to clear this exception. Hence Exception remains.

Buyer Comment (2023-11-28): Additional information regarding [redacted] uploaded to trailing docs for review.

Reviewer Comment (2023-11-27): A VVOE or Employer Letter/Third Party Verification of the Income received from [redacted] is required and not provided. Exception remains.

Buyer Comment (2023-11-21): The [redacted] income is caregiver income supported by the W2's and [redacted] account statements reflecting said income, as denoted on the LOE which states that they are caring for a parent.
																			12/13/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104381	XXX	29797444	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Commission	Ability to Repay (Dodd-Frank [redacted]): Unable to verify current Commission employment status using reasonably reliable third-party records.	No VVOE for [redacted] [redacted] provided in the file.	Reviewer Comment (2023-12-13): After review of trailing documents new exception generated.

Reviewer Comment (2023-12-12): [redacted] document does verify that the [redacted] County Public Authority is not the employer but the borrower is employed with [redacted] or more their clients. As this document is post note date exception Remains

Buyer Comment (2023-12-12): This is not employment as previously explained rather caregiver income, it was at the request of [redacted] that we obtain a letter from the social worker.

Reviewer Comment (2023-12-11): [redacted] document received however is post note date. Exception Remains

Buyer Comment (2023-12-06): [redacted] documentation uploaded to trailing docs for review.

Reviewer Comment (2023-12-01): As per the guidelines VVOE or Third Party Verification document for [redacted] is required to clear this exception. Hence Exception remains.

Buyer Comment (2023-11-28): Additional information regarding [redacted] uploaded to trailing docs for review.

Reviewer Comment (2023-11-27): A VVOE or Employer Letter/Third Party Verification of the Income received from [redacted] is required and not provided. Exception remains.

Buyer Comment (2023-11-21): The [redacted] income is caregiver income supported by the W2's and [redacted] account statements reflecting said income, as denoted on the LOE which states that they are caring for a parent.
																			12/13/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104381	XXX	29797445	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank [redacted]): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	No VVOE for [redacted] [redacted] provided in the file.	Reviewer Comment (2023-12-13): After review of trailing documents new exception generated.

Reviewer Comment (2023-12-12): [redacted] document does verify that the [redacted] County Public Authority is not the employer but the borrower is employed with [redacted] or more their clients. As this document is post note date exception Remains

Buyer Comment (2023-12-12): This is not employment as previously explained rather caregiver income, it was at the request of [redacted] that we obtain a letter from the social worker.

Reviewer Comment (2023-12-11): [redacted] document received however is post note date. Exception Remains

Buyer Comment (2023-12-06): [redacted] documentation uploaded to trailing docs for review.

Reviewer Comment (2023-12-01): As per the guidelines VVOE or Third Party Verification document for [redacted] is required to clear this exception. Hence Exception remains.

Buyer Comment (2023-11-28): Additional information regarding [redacted] uploaded to trailing docs for review.

Reviewer Comment (2023-11-27): A VVOE or Employer Letter/Third Party Verification of the Income received from [redacted] is required and not provided. Exception remains.

Buyer Comment (2023-11-21): The [redacted] income is caregiver income supported by the W2's and [redacted] account statements reflecting said income, as denoted on the LOE which states that they are caring for a parent.
																			12/13/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104381	XXX		29797446			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank [redacted]): General Ability-to-Repay requirements not satisfied.	No VVOE for [redacted] [redacted] provided in the file.				Reviewer Comment (2023-12-13): After review of trailing documents new exception generated.	12/13/2023			1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104381	XXX	29797448	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank [redacted]): Based on the loan failing [redacted] or more guideline components, the loan is at ATR risk.	No VVOE for [redacted] [redacted] provided in the file.	Reviewer Comment (2023-12-13): After further review exception has been cleared.

Buyer Comment (2023-12-12): This is not employment as previously explained rather caregiver income, it was at the request of [redacted] that we obtain a letter from the social worker.

Reviewer Comment (2023-12-11): [redacted] document received however is post note date. Exception Remains

Buyer Comment (2023-12-06): [redacted] documentation uploaded to trailing docs for review.

Reviewer Comment (2023-12-01): As per the guidelines VVOE or Third Party Verification document for [redacted] is required to clear this exception. Hence Exception remains.

Buyer Comment (2023-11-28): Additional information regarding [redacted] uploaded to trailing docs for review.

Reviewer Comment (2023-11-27): A VVOE or Employer Letter/Third Party Verification of the Income received from [redacted] is required and not provided. Exception remains.

Buyer Comment (2023-11-21): The [redacted] income is caregiver income supported by the W2's and [redacted] account statements reflecting said income, as denoted on the LOE which states that they are caring for a parent.
																			12/13/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104381	XXX		29797449			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment does not meet the guideline requirements.	-	Co borrower's VVOE from [redacted] income is missing.				Reviewer Comment (2023-12-13): After further review exception has been cleared.	12/13/2023			1		A		A		A		A		A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104381	XXX		29797450			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.				Reviewer Comment (2023-12-13): After further review exception has been cleared.	12/13/2023			1		A		A		A		A		A		XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104386	XXX		29797455			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $(Redacted)exceeds tolerance of $(Redacted). Insufficient or no cure was provided to the borrower.	Mortgage Broker Fee of $(Redacted) was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2023-11-23): (Redacted) received rebuttal suffice. Buyer Comment (2023-11-22): The loan estimate discloses the broker fee and is denoted in section A "originator compensation".	11/23/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104386	XXX		29797456			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Provide missing Last Date Rate Set and Initial Rate Lock Date.				Reviewer Comment (2023-11-28): Received required documentation. Condition cleared. Buyer Comment (2023-11-22): Lock documentation uploaded for review.	11/28/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Second Home	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104374	XXX		29797462			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted]is less than amount of binding Lender Credit previously disclosed in the amount of $-[redacted].	Final Lender Credit of $-[redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[redacted]. No valid COC was provided. Tolerance violation of $[redacted].				Reviewer Comment (2023-11-29): [redacted] received COC and re-lock information. Buyer Comment (2023-11-27): COC uploaded for review.	11/29/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104374	XXX		29797463			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The Initial Rate Lock form is required and not provided in the loan file.				Reviewer Comment (2023-11-29): Initial rate lock provided. Buyer Comment (2023-11-27): Lock confirmation uploaded for review.	11/29/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104374	XXX		29797464			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Broker Fee was not disclosed on the LE. No valid COC was provided. Cure of $[redacted] is insufficient to cure the $[redacted]tolerance violation.				Reviewer Comment (2023-11-29): [redacted] received clarification for the fee and the fee decreased on Final CD. Buyer Comment (2023-11-27): The initial LE denotes the broker fee under section A reflected as "[redacted] ", this was always disclosure to the borrower and does not require a cure.	11/29/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104390	XXX		29797466			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.				Reviewer Comment (2023-12-01): [redacted] received [redacted] Buyer Comment (2023-11-28): Appraisal disclosure uploaded for review.	12/01/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase	Good faith redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104390	XXX		29797467			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2023-12-01): [redacted] received [redacted] Buyer Comment (2023-11-28): All disclosures have been uploaded to trailing docs for review.	12/01/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104390	XXX		29797468			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - HPML Status	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.				Reviewer Comment (2023-12-01): [redacted] received [redacted] Buyer Comment (2023-11-28): Appraisal disclosure uploaded for review.	12/01/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Good faith redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104390	XXX		29797469			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Missing a Rate Lock Agreement signed by Borrower.				Reviewer Comment (2023-11-29): Initial rate lock provided. Buyer Comment (2023-11-28): Lock confirmations uploaded for review.	11/29/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104390	XXX		29797472			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.				Reviewer Comment (2023-11-29): Homeownership Counseling Disclosure provided. Buyer Comment (2023-11-28): Housing Counselor disclosure uploaded for review.	11/29/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104390	XXX		29797473			Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $[redacted] may be required.	Loan Estimate not provided.				Reviewer Comment (2023-12-01): [redacted] received [redacted] Buyer Comment (2023-11-28): LE uploaded for review.	12/01/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104403	XXX		29797478			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-Sign Consent Agreement was missing from the file.				Reviewer Comment (2023-12-01): E-Sign Consent Agreement received, Details verified hence cleared the Exception. Buyer Comment (2023-11-29): eConsent uploaded for review.	12/01/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104403	XXX		29797480			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan will have an escrow account.	Closing Disclosure dated [redacted] reflected "Will not have an escrow". However the box indicating the reason was not checked.				Reviewer Comment (2023-11-30): [redacted] Received PCCD and LOE Buyer Comment (2023-11-29): PCCD documentation uploaded for review.		11/30/2023		2	C	B	C	B	C	B	C	B	C	B		XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104397	XXX		29797483			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within [redacted] business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The earliest dated E-Consent is [redacted] which was after the date of the initial Loan Estimate provided electronically on [redacted]				Reviewer Comment (2023-11-30): [redacted] received LOX with Disclosure tracking details for the initial disclosures sent by [redacted] via [redacted]. Buyer Comment (2023-11-29): eConsent additional information and initial disclosure tracking uploaded for review.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104400	XXX		29797485			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Provide the Insurance and Tax Verification document for the property [redacted]				Reviewer Comment (2023-12-07): After further review exception has been cleared. Reviewer Comment (2023-12-05): Tax and insurance verification received tax and insurance amount verified however there is a shortage of $[redacted] as [redacted] was used as other payments during the initial review and after verifying the figures from tax and insurance. Exception Remains Buyer Comment (2023-11-30): REO documentation uploaded for review.	12/07/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104400	XXX		29797489			Credit	Guideline	Guideline Issue	Guideline	Valuation requirements not met.		Based on the documentation provided, the preliminary appraisal that was delivered to borrower on [redacted] is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least [redacted] business days prior to closing.				Reviewer Comment (2023-12-07): Received preliminary appraisal [redacted]. Verified and updated details. Exception Cleared. Buyer Comment (2023-12-04): [redacted] appraisal and proof of receipt of [redacted] appraisal uploaded for review.	12/07/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104400	XXX		29797490			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [redacted]): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Evidence of borrower's receipt of the appraisal was missing from the file				Reviewer Comment (2023-12-07): Cancelled in error Reviewer Comment (2023-12-07): Received Appraisal notice. Verified and update details. Exception Cleared. Buyer Comment (2023-12-04): [redacted] appraisal report and proof of receipt of the [redacted] appraisal report uploaded for review.	12/07/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104400	XXX		29797491			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML [redacted] Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2023-12-07): Received preliminary appraisal [redacted]. Verified and updated details. Exception Cleared. Buyer Comment (2023-12-04): [redacted] appraisal report and proof of receipt of the [redacted] appraisal report uploaded to trailing docs for review.	12/07/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104400	XXX		29797492			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank [redacted]): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Evidence of borrower's receipt of the appraisal was missing from the file				Reviewer Comment (2023-12-07): Received Appraisal notice. Verified and update details. Exception Cleared. Buyer Comment (2023-12-04): Proof of [redacted] appraisal report receipt uploaded for review.	12/07/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104400	XXX		29797495			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	HOA/Condo Questionnaire Fee was last disclosed as $[redacted] on LE but disclosed as $[redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2023-11-23): Sufficient Cure Provided At Closing		11/23/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104400	XXX		29797496			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely)	TILA HPML Appraisal Rule (Dodd-Frank [redacted]): Appraisal not obtained prior to consummation.	Evidence of borrower's receipt of the updated appraisal was not provided.				Reviewer Comment (2023-12-07): Received Appraisal notice. Verified and update details. Exception Cleared. Buyer Comment (2023-12-04): Proof of [redacted] appraisal report receipt uploaded for review.	12/07/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104395	XXX		29797499			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.						Reviewer Comment (2023-11-28): Located in the file	11/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104395	XXX		29797500			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted] Sufficient or excess cure was provided to the borrower at Closing.	File is missing a valid Change of circumstance for the increase/addition of this fee.				Reviewer Comment (2023-11-28): Sufficient Cure Provided At Closing		11/28/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104395	XXX		29797501			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $[redacted] exceeds tolerance of $[redacted] Sufficient or excess cure was provided to the borrower at Closing.	File is missing a valid Change of circumstance for the increase/addition of this fee.				Reviewer Comment (2023-11-28): Sufficient Cure Provided At Closing		11/28/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104395	XXX		29797502			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-					Reviewer Comment (2023-12-05): E sign consent agreement is associated. Exception Cleared. Buyer Comment (2023-11-30): eConsent uploaded for review.	12/05/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104401	XXX		29797503			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2023-12-21): Final Title policy received and updated. Exception cleared.	12/21/2023			1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Refinance - Cash-out - Other		D	A	C	A	D	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104401	XXX		29797504			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Provide missing Insurance Verification for [redacted].				Reviewer Comment (2023-12-21): Hazard insurance policy received for property [redacted]. Exception cleared. Buyer Comment (2023-12-19): HOI for [redacted] uploaded for review.	12/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		D	A	C	A	D	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104401	XXX		29797505			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within [redacted]([redacted]) business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Initial Loan Estimate dated [redacted] was electronically provided ([redacted]) without or prior to borrower's consent to receive electronic disclosures ([redacted]).				Reviewer Comment (2023-12-01): [redacted]received LOX with Disclosure tracking details for the Initial disclosure sent via by mail. Buyer Comment (2023-11-30): The initial disclosure were sent US mail, see attached documentation.	12/01/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		D	A	C	A	D	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104401	XXX		29797506			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	[redacted]Constitution Section [redacted]([redacted])([redacted]): Acknowledgment of the Fair Market Value not properly executed by the Lender.	Provide evidence the Acknowledgment of the Fair Market Value was properly executed by the Lender.				Reviewer Comment (2023-12-06): Acknowledgement of fair market value executed by lender has been associated. Exception Cleared Buyer Comment (2023-12-01): Executed Fair Market Value uploaded for review.	12/06/2023			1	C	A	C	A	C	A	C	A	D	A		XX	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	A	C	A	D	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104401	XXX		29797507			Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	[redacted]Constitution Section [redacted]([redacted])([redacted]): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the [redacted][redacted] endorsement or the [redacted] endorsement. (The loan is a [redacted]Section [redacted]([redacted])([redacted]) home equity loan.)					Reviewer Comment (2023-12-21): Final Title policy received and updated. Exception cleared. Buyer Comment (2023-12-18): Final title policy uploaded for review. Reviewer Comment (2023-12-06): Title policy with the applicable endorsements is missing. Excpetion Remains Buyer Comment (2023-12-01): Email from the title company denoting endorsements are included and lending instructions denoting same uploaded for review.	12/21/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	D	A	C	A	D	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104399	XXX		29797511			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Lender provided a cure for the $[Redacted] [Redacted]				Reviewer Comment (2023-11-30): Sufficient Cure Provided At Closing		11/30/2023		1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104399	XXX		29797512			Credit	Income / Employment	Income Documentation	Income / Employment	[Redacted]e Docs Missing:	-	Loan is missing the required [Redacted]				Reviewer Comment (2023-12-08): [Redacted]associated. Exception Cleared. Buyer Comment (2023-12-04): [Redacted] uploaded for review.	12/08/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104399	XXX		29797513			Credit	Credit	Credit Documentation	Guideline	Missing Document:[Redacted]M) not provided		File is missing evidence of borrower's [Redacted] month r[Redacted]				Reviewer Comment (2023-12-08): The monthly rental payments to [Redacted] are denoted on the [Redacted] statements ending [Redacted]. Exception Cleared. Buyer Comment (2023-12-04): The monthly rental payments to [Redacted]are denoted on the [Redacted]s ending [Redacted].	12/08/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104410	XXX		29797516			Credit	Disclosure	Missing Document	Disclosure	[Redacted] Agreement is missing.	-	Provide missing E-sign Consent Agreement.				Reviewer Comment (2023-12-11): Received [Redacted] document, information updated and associated the same in file. Exception Cleared. Buyer Comment (2023-12-06): [Redacted] uploaded for review.	12/11/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104410	XXX		29797518			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		Provide complete Original Appraisal Report (Submission #1).				Reviewer Comment (2023-12-11): As per the [Redacted] received there was only one [Redacted] that was performed. Exception Cleared Buyer Comment (2023-12-06): The [Redacted] report dated [Redacted] is the only report received by [Redacted]. The corrections noted in the [Redacted] report were at the direction of the [Redacted] department, see document uploaded detailing same.	12/11/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104410	XXX		29797519			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): [Redacted] did not provide a copy of each [Redacted] to applicant [Redacted] ) business days prior to [Redacted] .	[Redacted]did not provide a copy of each [Redacted](Submission #[Redacted] ) to applicant [Redacted] business days prior to consummation.				Reviewer Comment (2023-12-11): As per the [Redacted] received there was only one [Redacted] that was performed. Exception Cleared Buyer Comment (2023-12-06): The [Redacted] report dated [Redacted] is the only report received by [Redacted]. The corrections noted in the [Redacted] report were at the direction of the [Redacted] department, see document uploaded detailing same.	12/11/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104410	XXX		29797520			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML [Redacted] Non Compliant	Federal Higher-Priced Mortgage Loan: [Redacted] on [Redacted] loan of [Redacted] % or [Redacted] [Redacted] of [Redacted]% is equal to or greater than the threshold of [Redacted] [Redacted] % + [Redacted]%, or [Redacted]%. [Redacted].	[Redacted] on [Redacted] loan of [Redacted]% or [Redacted] [Redacted] of [Redacted]% is equal to or greater than the threshold of [Redacted] [Redacted]% + [Redacted]%, or [Redacted]%. [Redacted].				Reviewer Comment (2023-12-11): As per the [Redacted] received there was only one [Redacted] that was performed. Exception Cleared Buyer Comment (2023-12-06): The [Redacted] report dated [Redacted]is the only report received by [Redacted]. The corrections noted in the [Redacted]report were at the direction of the [Redacted] department, see document uploaded to trailing docs.	12/11/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104410	XXX		29797521			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely)	TILA HPML Appraisal Rule (Dodd-Frank [Redacted] ): [Redacted] not obtained prior to [Redacted] .	[Redacted] not obtained prior to [Redacted] . Provide missing [Redacted] (Submission #[Redacted]).				Reviewer Comment (2023-12-11): As per the [Redacted] received there was only one [Redacted] that was performed. Exception Cleared Buyer Comment (2023-12-06): The [Redacted] report dated [Redacted] is the only report received by [Redacted]. The corrections noted in the [Redacted] report were at the direction of the [Redacted] department, see document uploaded detailing same.	12/11/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104410	XXX		29797522			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank [Redacted]): [Redacted] did not provide a copy of each [Redacted] to applicant [Redacted] business days prior to [Redacted] .	[Redacted] did not provide a copy of each [Redacted] (Submission #[Redacted]) to applicant [Redacted] business days prior to [Redacted] .				Reviewer Comment (2023-12-11): As per the [Redacted] received there was only one [Redacted] that was performed. Exception Cleared Buyer Comment (2023-12-06): The [Redacted] report dated [Redacted] is the only report received by [Redacted]. The corrections noted in the [Redacted] report were at the direction of the [Redacted] department, see document uploaded detailing same.	12/11/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	C	A	C	A	Non QM	Non QM	No
XXX	XXXX	4350104407	XXX		29797524			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2023-12-07): Appraisal tracking provided. Buyer Comment (2023-12-06): All disclosures with tracking have been uploaded for review.	12/07/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104407	XXX		29797526			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.					Reviewer Comment (2023-12-07): Homeownership Counseling Disclosure provided. Buyer Comment (2023-12-06): Housing Counselor disclosure and tracking uploaded for review.	12/07/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104407	XXX		29797528			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Right to receive a copy of the Appraisal not provided				Reviewer Comment (2023-12-07): Appraisal tracking provided. Buyer Comment (2023-12-06): Appraisal disclosure and tracking uploaded for review.	12/07/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase	Good faith redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104407	XXX		29797529			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - HPML Status	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Right to receive a copy of the Appraisal not provided				Reviewer Comment (2023-12-07): Appraisal tracking provided. Buyer Comment (2023-12-06): Appraisal disclosure and tracking uploaded for review.	12/07/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Good faith redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104407	XXX		29797530			Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $[redacted] may be required.	Loan Estimate not provided				Reviewer Comment (2023-12-07): [redacted] received [redacted] LE Buyer Comment (2023-12-06): LE and tracking uploaded for review.	12/07/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104407	XXX		29797531			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted].No cure was provided to the borrower				Reviewer Comment (2023-12-07): [redacted] received updated LE dated [redacted] and the fee is not bound by a tolerance. Buyer Comment (2023-12-06): The Title - Endorsement fee in section C is a service that the borrower may shop for. [redacted] does not have any provider affiliates nor did the borrower select a provided noted on the SSPL ("[redacted]") therefore this fee would fall to the unlimited tolerance category and would not be subject to zero tolerance testing.	12/07/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104408	XXX		29797540			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		All other conditions were not met due to missing evidence of Borrower's complete [redacted] year employment history.				Reviewer Comment (2023-12-12): Business permit received and verified [redacted] years employment history. Exception cleared. Buyer Comment (2023-12-08): Verification of [redacted] years self employment was provided in the initial shipping package. The borrowers Sellers Permit, which can be found in your portal on page [redacted] under [redacted] and verification of the Seller Permit which can be found in your portal under [redacted].	12/12/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104413	XXX	29797542	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Reviewer Comment (2023-12-13): After review of trailing documents exception cleared.

Buyer Comment (2023-12-13): The proof of the preliminary appraisal delivery and receipt was provided in the initial shipping package and can be viewed in your portal pages [redacted] under Doc ID [redacted],

Reviewer Comment (2023-12-12): Loan file is missing the evidence if the preliminary appraisal having report date of [redacted] was sent to borrower [redacted]  business days prior to consummation. Exception remains.

Buyer Comment (2023-12-08): The proof of appraisal delivery was provided in the initial shipping package and can be viewed in your portal under Doc ID [redacted].  The appraisal was sent to the borrower on [redacted], presumed receipt date (mailbox rule) is [redacted], which meets the [redacted] day rule as the loan did not consummate until [redacted].
																			12/13/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104413	XXX	29797543	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Reviewer Comment (2023-12-13): After review of trailing documents exception cleared.

Buyer Comment (2023-12-13): The proof of the preliminary appraisal delivery and receipt was provided in the initial shipping package and can be viewed in your portal pages [redacted] under Doc ID [redacted],

Reviewer Comment (2023-12-12): Loan file is missing the evidence if the preliminary appraisal having report date of [redacted] was sent to borrower [redacted]  business days prior to consummation. Exception remains.

Buyer Comment (2023-12-08): The proof of appraisal delivery was provided in the initial shipping package and can be viewed in your portal under Doc ID [redacted].  The appraisal was sent to the borrower on [redacted], presumed receipt date (mailbox rule) is [redacted], which meets the [redacted] day rule as the loan did not consummate until [redacted].
																			12/13/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104413	XXX		29797544			Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of [redacted] which is [redacted] months prior to consummation. A lookback was performed to determine this application date.					Reviewer Comment (2023-12-12): Initial [redacted] has been signed electronically by loan officer on [redacted]. Updated the Application date. Exception cleared. Buyer Comment (2023-12-08): The initial application was provided in the initial shipping package and can be viewed in your portal under Doc ID [redacted]. The document was eSigned by the Loan Officer, the DocuSign cert was also provided in the initial shipping package and can be viewed in your portal under Doc ID [redacted], which denotes the date of [redacted].	12/12/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104413	XXX		29797545			Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with [redacted] timing requirements due to missing evidence of initial loan application date.					Reviewer Comment (2023-12-12): Initial [redacted] has been signed electronically by loan officer on [redacted]. Updated the Application date. Exception cleared. Buyer Comment (2023-12-08): The initial application was provided in the initial shipping package and can be viewed in your portal under Doc ID [redacted]. The document was eSigned by the Loan Officer, the DocuSign cert was also provided in the initial shipping package and can be viewed in your portal under Doc ID [redacted], which denotes the date of [redacted].	12/12/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104413	XXX		29797548			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [redacted] days of the loan application date.	Initial Loan application date is missing				Reviewer Comment (2023-12-12): [redacted] received proof of initial application date Buyer Comment (2023-12-08): The initial application was provided in the initial shipping package and can be viewed in your portal under Doc ID [redacted]. The document was eSigned by the Loan Officer, the DocuSign cert was also provided in the initial shipping package and can be viewed in your portal under Doc ID [redacted], which denotes the date of [redacted].	12/12/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104413	XXX		29797549			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Initial Loan application date is missing				Reviewer Comment (2023-12-12): Initial [redacted] has been signed electronically by loan officer on [redacted]. Updated the Application date. Exception cleared. Buyer Comment (2023-12-08): The initial application was provided in the initial shipping package and can be viewed in your portal under Doc ID [redacted]. The document was eSigned by the Loan Officer, the DocuSign cert was also provided in the initial shipping package and can be viewed in your portal under Doc ID [redacted], which denotes the date of [redacted].	12/12/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104413	XXX		29797550			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [redacted] business days of application.	Initial Loan application date is missing				Reviewer Comment (2023-12-12): [redacted] received proof of initial application date Buyer Comment (2023-12-08): The initial application was provided in the initial shipping package and can be viewed in your portal under Doc ID [redacted]. The document was eSigned by the Loan Officer, the DocuSign cert was also provided in the initial shipping package and can be viewed in your portal under Doc ID [redacted], which denotes the date of [redacted].	12/12/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104413	XXX		29797551			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2023-12-12): [redacted] received attestation suffice.. Buyer Comment (2023-12-08): Broker fee and Initial LE attestation uploaded for review.	12/12/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104413	XXX		29797552			Compliance	Compliance	State Compliance	State Defect	Georgia Home Loan (Fee Charged for Payoff Statement)	[redacted] Home Loan: Impermissible fee charged for payoff statement.	[redacted] state compliance fee error due to the payoff statement fee captured of $[redacted] is not permissible				Reviewer Comment (2023-12-12): Corrected the fee name to Title - Processing Fee. Exception cleared. Buyer Comment (2023-12-08): The borrower was charged the appropriate $[redacted] fee, per final CD section B line [redacted], in accordance with [redacted] Residential Mortgage Act ("[redacted]") Title [redacted], Chapter [redacted], Article [redacted], as defined in section [redacted].	12/12/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104417	XXX		29797557			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of [redacted] is less than Guideline PITIA months reserves of [redacted]. Gift Fund of $[redacted] was not documented as received.				Reviewer Comment (2023-12-18): Gift Letter and Wire confirmation received, exception cleared. Buyer Comment (2023-12-12): Updated gift letter and wire confirmation uploaded for review.	12/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104391	XXX		29797560			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank (Redacted)): Borrower waived right to receive a copy of the appraisal at least three ((Redacted)) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal report dated (Redacted) missing evidence of receipt. Provided one (Redacted)after the note date received				Buyer Comment (2023-12-12): EV(Redacted) acknowledged.			12/12/2023	2	B	B	B	B	B	B	B	B	B	B		XX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104391	XXX	29797561	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $(Redacted) exceeds tolerance of $(Redacted). Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection Fee was last disclosed as $(Redacted) on the Loan Estimate but disclosed as $(Redacted) on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file	Reviewer Comment (2023-12-18): (Redacted) received LOE suffice.

Buyer Comment (2023-12-15): Additional information regarding the appraisal reinspection fee uploaded for review.

Reviewer Comment (2023-12-14): (Redacted) Changed Circumstance dated (Redacted), but it does not give sufficient information on why the appraisal reinspection fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2023-12-12): The COC was provided in the initial shipping package, and can be viewed in your portal page (Redacted) under Doc ID (Redacted), which corresponds to the LE provided under Doc ID (Redacted).
																			12/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104418	XXX		29797564			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.						Reviewer Comment (2023-12-18): Loan program is FLEX loan program, Reserve considered from AUS hence Exception cleared. Buyer Comment (2023-12-12): This is a FLEX loan program, per DU AUS (Doc ID [redacted]), only [redacted] were required for reserves.	12/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104418	XXX		29797565			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [redacted] Provide updated policy reflecting minimum coverage of $[redacted]OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2023-12-18): Confirmation for replacement cost received from insurance company. hence expiation cleared. Buyer Comment (2023-12-13): Attached is confirmation from insurance agent that the subject property is at replacement cost.	12/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104405	XXX		29797571			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: [redacted] Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[redacted].	Lender credit was last disclosed as -$[redacted]on the Loan Estimate but only -$[redacted]on the final Closing Disclosure. No valid COC nor evidence of cure was provided. Tolerance violation of $[redacted].				Reviewer Comment (2023-12-14): [redacted] received VCC. Buyer Comment (2023-12-13): COC uploaded for review.	12/14/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104405	XXX		29797572			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank [redacted] ): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Closing statement and wire confirmation for proceeds from sale of previous primary property were dated post closing.				Reviewer Comment (2023-12-28): Loan is NonQM. Buyer Comment (2023-12-27): The estimated settlement statement was provided in the initial shipping package, pages [redacted] under Doc ID [redacted] . The Printed Date/Time on the document is [redacted], this was received prior to consummation. Reviewer Comment (2023-12-26): Closing statement and wire confirmation for proceeds from sale of previous primary property need some initial signed and dated sale supporting documents . Exception Remains. Buyer Comment (2023-12-22): PCCD documentation uploaded for review.	12/28/2023			1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104405	XXX	29797573	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank [redacted] ): Unable to verify assets using reasonably reliable third-party records.	Closing statement and wire confirmation for proceeds from sale of previous primary property were dated post closing.	Reviewer Comment (2023-12-28): Estimated Settlement Statement from departure residence dated[redacted] will satisfy the verification requirement for the exception.

Buyer Comment (2023-12-27): The estimated settlement statement was provided in the initial shipping package, pages [redacted]  under Doc ID [redacted] .  The Printed Date/Time on the document is[redacted], this was received prior to consummation.

Reviewer Comment (2023-12-26): Closing statement and wire confirmation for proceeds from sale of previous primary property need some initial signed and dated sale supporting documents . Exception Remains.

Buyer Comment (2023-12-22): PCCD documentation uploaded for review.
																			12/28/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104402	XXX		29797576			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML [redacted] Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-12-18): Exception cleared, new exception generated. Buyer Comment (2023-12-14): Uploaded proof of appraisal trailing docs for review.	12/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104402	XXX		29797578			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank [redacted]): Creditor did not provide List of Homeownership Counseling Organizations to borrower.					Reviewer Comment (2023-12-18): List of Homeowners Counseling Organizations provided. Exception Cleared. Buyer Comment (2023-12-14): Housing Counselor Disclosure with tracking uploaded for review	12/18/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104402	XXX		29797579			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [redacted] business days of application.					Reviewer Comment (2023-12-15): [redacted] received LE dated [redacted] and disclosure tracking. Buyer Comment (2023-12-14): Initial Loan Estimate and tracking uploaded for review.	12/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104402	XXX		29797581			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [redacted] days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [redacted] days of the loan application date.				Reviewer Comment (2023-12-15): [redacted] received LE dated [redacted] Buyer Comment (2023-12-14): Appraisal Disclosure with Tracking uploaded for review.	12/15/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104402	XXX		29797582			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - HPML Timing	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [redacted] days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [redacted] days of the loan application date.				Reviewer Comment (2023-12-18): Exception cleared, new exception generated. Reviewer Comment (2023-12-18): The provided disclosure summary just informs when the Appraisal disclosure was sent. Please provide a signed disclosure of the Right to receive a copy of the appraisal. Exception Remains. Buyer Comment (2023-12-14): Appraisal Disclosure with Tracking uploaded for review.	12/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104411	XXX		29797588			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage amount is not sufficient. An updated Hazard Insurance Policy or Replacement Cost Estimator with sufficient coverage amount missing.				Reviewer Comment (2023-12-18): Updated the lender insured value as dwelling. Insurance policy reflects replacement cost up to dwelling. Exception cleared. Buyer Comment (2023-12-14): The HOI documentation provided denotes "Replacement Cost Loss Settlement", which is sufficient coverage per guidelines. This is the cost to rebuild the home and attached structures, see attached.	12/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104411	XXX		29797589			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:[redacted] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Fee charged on final Closing Disclosure as $[redacted]but not charged on Loan estimate so File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $[redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2023-12-15): [redacted] received valid COC document. Buyer Comment (2023-12-14): COC uploaded for review.	12/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104411	XXX		29797590			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Mortgage Broker Fee charged exceeding from $[redacted] to[redacted] on final Closing Disclosure, so File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $[redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2023-12-15): [redacted] received valid COC document. Buyer Comment (2023-12-14): COC uploaded for review.	12/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104411	XXX		29797591			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Document Preparation Fee is charged as $[redacted] on final closing disclosure but not disclosure on initial moment, File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $[redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2023-12-15): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception." Buyer Comment (2023-12-14): The Final CD provided in the initial shipping under Doc ID [redacted]denotes the cure for this item page [redacted]/section J, total cure $[redacted] - which is $[redacted] + $[redacted]	12/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104411	XXX		29797592			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Transfer Tax is exceeding on final closing diclosure $[redacted] to $[redacted], File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $[redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2023-12-15): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception." Buyer Comment (2023-12-14): The Final CD provided in the initial shipping under Doc ID [redacted] denotes the cure for this item page [redacted]/section J, total cure $[redacted] - which is $[redacted] + $[redacted]	12/15/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104411	XXX		29797594			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception."				Reviewer Comment (2023-12-15): Sufficient Cure Provided At Closing		12/15/2023		1		A		A		A		A		A		XX	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104411	XXX		29797595			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted] Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception."				Reviewer Comment (2023-12-15): Sufficient Cure Provided At Closing		12/15/2023		1		A		A		A		A		A		XX	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104412	XXX		29797596			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-					Reviewer Comment (2023-12-18): E-Sign Consent Agreement has been received and associated, Exception Cleared. Buyer Comment (2023-12-14): eConsent uploaded for review.	12/18/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104409	XXX		29797605			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule [Redacted]: Creditor did not provide a copy of each valuation to applicant Redacted] business days prior to consummation.	Redacted] report dated Redacted]missingRedacted]				Reviewer Comment (2023-12-22): Exception Cleared - [Redacted]delivery details received. Buyer Comment (2023-12-20): [Redacted] delivery uploaded for review.	12/22/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104409	XXX		29797606			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Redacted]): Creditor did not provide a Redacted]to applicant Redacted] business days prior to consummation.	Redacted]l report dated Redacted] missingRedacted]				Reviewer Comment (2023-12-22): Exception Cleared - [Redacted]delivery details received. Buyer Comment (2023-12-20): [Redacted]delivery uploaded for review.	12/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104409	XXX		29797607			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML [Redacted]Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of Redacted]% or Redacted] APR of Redacted]% is equal to or greater than the threshold of APOR Redacted]% +Redacted]%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of Redacted]% or Redacted]e APR of Redacted]% is equal to or greater than the threshold of APOR Redacted]				Reviewer Comment (2023-12-22): Exception Cleared - [Redacted]delivery details received. Buyer Comment (2023-12-20): [Redacted]delivery uploaded to trailing docs for review.	12/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104409	XXX		29797608			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Redacted]: Creditor did not provideRedacted] to borrower.	The file was missing a copy of the Redacted] or Redacted] within Redacted] of originator application date.				Reviewer Comment (2023-12-18): [Redacted]has been received and associated. Exception cleared. Buyer Comment (2023-12-14): [Redacted]e with tracking uploaded for review.	12/18/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104409	XXX	29797611	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Fi[Redacted]Non Escrow Costs Year 1 Underdisclosed - O[Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Redacted] provided on Redacted] are underdisclosed.	Non-Escrowed Property Costs over Year 1 of on Redacted] provided on Redacted] are under disclosed	Reviewer Comment (2024-01-02): [Redacted] received [Redacted]

Buyer Comment (2023-12-29): [Redacted]documentation uploaded for review.

Reviewer Comment (2023-12-26): The [Redacted]indicates [Redacted]dues of $[Redacted]/Annually. The acceptable amounts are [Redacted]months. The allowable tolerance for the escrow account fields is $[Redacted] for underdisclosure and no penalty for overdisclosure however the amount cannot exceed [Redacted] months of calculated costs or less than [Redacted] months. Please provide verification if using an updated amount.  L[Redacted] required to cure.

Buyer Comment (2023-12-22): [Redacted] documentation uploaded for review.
																				01/02/2024		2	C	B	C	B	C	B	C	B	C	B		XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104409	XXX		29797612			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	Past due amount of $Redacted]for the active Redacted] with no evidence that this was paid at or before closing and the account would need to be current.				Reviewer Comment (2023-12-18): Derogatory revolving for the active [Redacted] days which does not require a full explanation. Exception cleared. Buyer Comment (2023-12-14): Evidence of bring the account current is not required. [Redacted] guidelines only require "All derogatory revolving and installment accounts > [Redacted]days and all mortgage accounts > [Redacted] within [Redacted]years of closing require a full explanation.", this account is only [Redacted] and requires no further documentation.	12/18/2023			1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXX	XXXX	4350104404	XXX	29797618	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: [Redacted] [Redacted] months discrepancy.	Calculated [Redacted] months [Redacted] of [Redacted] is less than Guideline [Redacted] months [Redacted] of[Redacted]..	Reviewer Comment (2023-12-22): Adjustment made and exception cleared.

Buyer Comment (2023-12-21): [Redacted]% of the [Redacted] account was included in the [Redacted] , your portal is still reflecting the $[Redacted]  deduction from [Redacted] which is not accurate.  Once this is included back in the [Redacted] , the [Redacted] will be [Redacted]months, which is [Redacted] on the [Redacted] provided.

Reviewer Comment (2023-12-21): As per [Redacted] , [Redacted] required are for [Redacted] months with compensating factors however the [Redacted] verified are less than [Redacted] months. Exception remains

Buyer Comment (2023-12-18): Updated [Redacted], [Redacted] and [Redacted] uploaded for review.  The [Redacted]  months variance in [Redacted] is denote on the [Redacted] per guidelines.
																			12/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104398	XXX		29797622			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within [redacted] ([redacted]) business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower(s) within [redacted]([redacted]) business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/[redacted])				Reviewer Comment (2023-12-22): [redacted] received disclosure summary. Buyer Comment (2023-12-21): Tracking uploaded denotes fulfillment date of [redacted] ([redacted] manual fulfillment date of when documentation was mailed), this was not electronically delivered to the borrower. eConsent has also been uploaded, as this was the date denoted on said document at the time the borrower signed.	12/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXXX	4350104383	XXX		29797625			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: ACH Verification not provided		Borrower is a Foreign National, ACH enrollment must include the bank routing number, account number, and account type. Funds must be from a U.S. Bank. ACH form provided in blank.				Reviewer Comment (2023-11-21): Received required documentation. Condition cleared. Buyer Comment (2023-11-16): ACH form uploaded for review.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXX	XXXX	4350104387	XXX		29797629			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		File is missing a certificate of good standing for the borrowing entity.				Reviewer Comment (2023-12-01): Received required documentation. Condition cleared. Buyer Comment (2023-11-28): The certificate of good standing was provided in the initial shipping and can be viewed in your portal page [redacted] & [redacted] under[redacted] & [redacted], the document is dated[redacted], specifically denotes "[redacted]Company is in good standing with this office".	12/01/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXX	XXXX	4350104392	XXX		29797631			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		File is missing a fully executed corporate resolution authorizing the guarantor to bind the company from all members.				Reviewer Comment (2023-12-01): Received clarification from lender. Condition cleared. Reviewer Comment (2023-12-01): A Corporate resolution is missing in file. Buyer Comment (2023-11-28): A corporate resolution is not required per guidelines.	12/01/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXX	XXXX	4350104416	XXX		29797635			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approved for Borrower's homeowership in the last [redacted] years vs [redacted] years with comp factors FICO [redacted]+ points and reserves > [redacted] months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least % and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Reserves: [redacted] Guideline Requirement: [redacted] Borrower's Own Funds Percent: [redacted]% Borrower's Own Funds Amount: $[redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2023-12-13): Client elects to waive with comp factors.			12/13/2023	2	C	B	C	B	C	B	C	B	C	B		XX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXX	XXXX	4350104414	XXX		29797638			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $[redacted] . Provide verification of policy with sufficient coverage OR provide a copy of the insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2023-12-22): Exception Cleared - The state is FL and in HOI it is mention for replacement cost. Hence considered estimated replacement cost. Buyer Comment (2023-12-20): Per the HOI checklist of coverage provided in the initial shipping package, which can be viewed in your portal pages [redacted] under Doc ID [redacted] , the property is underwritten to replacement cost.	12/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXX	XXXX	4350104414	XXX		29797639			Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.						Reviewer Comment (2023-12-22): Exception Cleared - In HOI coverage provided for the property has Fair Rental Value coverage. Buyer Comment (2023-12-20): Per the HOI checklist of coverage provided in the initial shipping package, which can be viewed in your portal pages [redacted] under Doc ID [redacted] , the property has Fair Rental Value coverage.	12/22/2023			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No